As filed with the Securities and Exchange           Registration No. 33-75998
Commission on April 17, 1998                        Registration No. 811-2512
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
--------------------------------------------------------------------------------
                        POST-EFFECTIVE AMENDMENT NO. 8 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
--------------------------------------------------------------------------------
     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)
--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

    [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
    [X] on May 1, 1998 pursuant to paragraph (b) of Rule 485

                           VARIABLE ANNUITY ACCOUNT B
                              CROSS REFERENCE SHEET

FORM N-4
ITEM NO.       PART A (PROSPECTUS)                 LOCATION

    1    Cover Page.............................   Cover Page

    2    Definitions............................   Definitions

    3    Synopsis...............................   Prospectus Summary; Fee Table

    4    Condensed Financial Information........   Condensed Financial
                                                   Information

         General Description of Registrant,
    5    Depositor, and  Portfolio Companies....   The Company; Variable Annuity
                                                   Account B; The Funds

    6    Deductions.............................   Charges and Deductions;
                                                   Distribution

    7    General Description of Variable
         Annuity Contracts......................   Purchase; Miscellaneous

    8    Annuity Period.........................   Annuity Period

    9    Death Benefit..........................   Death Benefit During
                                                   Accumulation Period; Death
                                                   Benefit Payable During the
                                                   Annuity Period

   10    Purchases and Contract Value...........   Purchase; Contract Valuation

   11    Redemptions............................   Right to Cancel; Withdrawals

   12    Taxes..................................   Tax Status


   13    Legal Proceedings......................   Miscellaneous - Legal Matters
                                                   and Proceedings

   14    Table of Contents of the Statement
         of Additional Information..............   Contents of the Statement of
                                                   Additional Information

FORM N-4                    PART B
ITEM NO.     (STATEMENT OF ADDITIONAL INFORMATION)  LOCATION

   15    Cover Page.............................   Cover page

   16    Table of Contents......................   Table of Contents

   17    General Information and History........   General Information and
                                                   History


   18    Services...............................   General Information and
                                                   History; Independent Auditors

   19    Purchase of Securities Being Offered...   Offering and Purchase of
                                                   Contracts

   20    Underwriters...........................   Offering and Purchase of
                                                   Contracts

                                                   Performance Data; Average
   21    Calculation of Performance Data........   Annual Total Return
                                                   Quotations

   22    Annuity Payments.......................   Annuity Payments

   23    Financial Statements...................   Financial Statements


                      Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                   PROSPECTUS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Contracts offered in connection with this Prospectus are individual non-qualified deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company ("Company"). Both Installment Purchase Payment Contracts and Single Purchase Payment Contracts are described herein. The Contracts are designed to provide retirement benefits to individuals who either are not participating in formal retirement plans, or are participating in formal retirement plans but wish to personally supplement their benefits. The Contracts may receive favorable tax deferred treatment under Federal income tax law.

The Contracts provide that contributions may be allocated to the Fixed Account (a Credited Interest Option), or to one or more of the Subaccounts of Variable Annuity Account B, a separate account of the Company. The Subaccounts invest directly in shares of the following Funds:


[bullet] Aetna Ascent VP (formerly Aetna Ascent Variable Portfolio) [bullet] Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers
         Fund, Inc.)
[bullet] Aetna Income Shares d/b/a Aetna Bond VP
[bullet] Aetna Crossroads VP (formerly Aetna Crossroads Variable
         Portfolio)
[bullet] Aetna Variable Fund d/b/a Aetna Growth and Income VP [bullet] Aetna Legacy VP (formerly Aetna Legacy Variable Portfolio) [bullet] Aetna Variable Encore Fund d/b/a Aetna Money Market VP [bullet] Fidelity VIP Equity-Income Portfolio
[bullet] Fidelity VIP Growth Portfolio
[bullet] Fidelity VIP Overseas Portfolio

[bullet] Fidelity VIP II Contrafund Portfolio
[bullet] Janus Aspen Aggressive Growth Portfolio
[bullet] Janus Aspen Balanced Portfolio
[bullet] Janus Aspen Flexible Income Portfolio
[bullet] Janus Aspen Growth Portfolio
[bullet] Janus Aspen Worldwide Growth Portfolio
[bullet] Portfolio Partners MFS Emerging Equities Portfolio
[bullet] Portfolio Partners MFS Research Growth Portfolio
[bullet] Portfolio Partners MFS Value Equity Portfolio
[bullet] Portfolio Partners Scudder International Growth Portfolio [bullet] Portfolio Partners T. Rowe Price Growth Equity Portfolio


Except as specifically mentioned, this Prospectus describes only investments through the Separate Account. A brief description of the Fixed Account is contained in an Appendix to this Prospectus.

The availability of the Funds and the Fixed Account is subject to applicable regulatory authorization. Not all Funds (or the Credited Interest Option) may be available in all jurisdictions or under all Contracts. (See "Investment Options.")


This Prospectus provides investors with the information that they should know about the Separate Account before investing in the Contract. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Contents for the SAI is found on page 16 of this Prospectus. An SAI may be obtained by calling the number listed under the "Inquiries" section of the Prospectus Summary. You may also obtain an SAI for any of the Funds by calling that phone number.


THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) CAN BE FOUND IN THE SEC'S WEB SITE AT http://www.sec.gov.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION ARE DATED
                                  MAY 1, 1998.

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEFINITIONS ..................................  DEFINITIONS--1
PROSPECTUS SUMMARY ...............................  SUMMARY--1
FEE TABLE ......................................  FEE TABLE--1
CONDENSED FINANCIAL INFORMATION ...........................  1
THE COMPANY ...............................................  1
VARIABLE ANNUITY ACCOUNT B ................................  1
INVESTMENT OPTIONS ........................................  1
  The Funds ...............................................  1
  Credited Interest Option ................................  4
PURCHASE ..................................................  4
  Contract Availability ...................................  4
  Contract Purchase .......................................  4
  Purchase Payments .......................................  4
  Allocation of Purchase Payments .........................  4
  Right to Cancel .........................................  4
CHARGES AND DEDUCTIONS ....................................  4
  Daily Deductions from the Separate Account ..............  4
    Mortality and Expense Risk Charge .....................  4
    Administrative Charge .................................  5
  Maintenance Fee .........................................  5
  Deferred Sales Charge ...................................  5
  Fund Expenses ...........................................  6
  Premium and Other Taxes .................................  6
CONTRACT VALUATION ........................................  6
    Contract Value ........................................  6
    Accumulation Units ....................................  6
    Net Investment Factor .................................  6
TRANSFERS .................................................  7
  Telephone Transfers .....................................  7
  Dollar Cost Averaging Program ...........................  7
WITHDRAWALS ...............................................  7
  Reinvestment Privilege ..................................  8
SYSTEMATIC DISTRIBUTION OPTIONS ...........................  8
DEATH BENEFIT DURING ACCUMULATION PERIOD ..................  9
ANNUITY PERIOD ............................................  9
  Annuity Period Elections ................................  9
  Partial Annuitization ...................................  9
  Annuity Options ......................................... 10
  Annuity Payments ........................................ 10
  Charges Deducted During the Annuity Period .............. 10
  Death Benefit Payable During the Annuity Period ......... 10

TAX STATUS .................................................. 11
  Introduction .............................................. 11
  Taxation of the Company ................................... 11
  Tax Status of the Contracts ............................... 11
  Taxation of Annuities ..................................... 12
MISCELLANEOUS ............................................... 14
  Distribution .............................................. 14
  Delay or Suspension of Payments ........................... 14
  Performance Reporting ..................................... 14
  Voting Rights ............................................. 15
  Modification of the Contract .............................. 15
  Transfer of Ownership; Assignment ......................... 15
  Legal Matters and Proceedings ............................. 15
  Year 2000 ................................................. 15
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ......... 16
APPENDIX I--FIXED ACCOUNT ................................... 17
APPENDIX II--CONDENSED FINANCIAL INFORMATION ................ 18

     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY PERSON TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING CONTAINED IN THIS PROSPECTUS EXCEPT AS OTHERWISE CONTAINED HEREIN.

                                   DEFINITIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following terms are defined as they are used in this Prospectus:

Accumulation Period: The period during which Purchase Payment(s) credited to a Contract are invested to fund future annuity payments.

Accumulation Unit: A measure of the value of each Subaccount before annuity payments begin.

Annuitant: The person on whose life or life expectancy the annuity payments are based.

Annuity: A series of payments for life, a definite period or a combination of the two.

Annuity Date: The date on which annuity payments begin.

Annuity Period: The period during which annuity payments are made.

Annuity Unit: A measure of the value of each Subaccount selected during the Annuity Period.

Code: Internal Revenue Code of 1986, as amended.

Company (We, Us): Aetna Life Insurance and Annuity Company.

Contracts: The individual non-qualified deferred, variable annuity contracts described in this Prospectus.

Contract Holder (You): The person or entity to whom the Contract is issued.

Contract Value: The total dollar value of amounts held in a Contract as of each Valuation Date during the Accumulation Period.

Contract Year: A period of twelve months measured from the date on which a Contract is established (the effective date) or from an anniversary of such effective date.


Credited Interest Option: The fixed interest option under the Contract. The Credited Interest Option currently available is the Fixed Account, which is described in Appendix I to this Prospectus. Amounts allocated to the Credited Interest Option are included in the Contract Value.


Fund(s): An open-end registered management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contract.

Home Office: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

Purchase Payment(s): The gross payment(s) made to the Company under a Contract.

Purchase Payment Periods: For "Installment Purchase Payment Contracts," the period of time for completion of the agreed upon annual number and amount of Purchase Payments. For example, if it is determined that the Purchase Payment Period will consist of 12 payments per year and only 11 payments are made, the Purchase Payment Period is not completed until the twelfth Purchase Payment is made.

Separate Account: Variable Annuity Account B, a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company.

Subaccount(s): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.

Valuation Date: The date and time at which the Accumulation Unit Value and Annuity Unit Value of a Subaccount is calculated. Currently, this calculation occurs after the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.


--------------------------------------------------------------------------------
                                 DEFINITIONS - 1

                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTRACTS OFFERED

     The Contracts offered in connection with this Prospectus are individual non-qualified deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company ("Company"). Both Installment Purchase Payment Contracts and Single Purchase Payment Contracts are described herein. The Contracts are designed to provide retirement benefits to individuals who either are not participating in formal retirement plans, or are participating in formal retirement plans but wish to personally supplement their benefits. The Contracts may receive favorable tax deferred treatment under Federal income tax law.

CONTRACT PURCHASE

     The Contracts may be purchased by completing the application and submitting it to the Company. The minimum Purchase payment for a Single Purchase Payment Contract is $5,000. Installment Purchase Payments must be at least $100 per month ($1,200 annually) and may not be less than $25 per payment. (See "Purchase.")

FREE LOOK PERIOD

     You may cancel the Contract no later than 10 days after receiving it (or longer if required by state law) by returning it to us along with a written notice of cancellation. Unless state law requires otherwise, the amount you will receive upon cancellation will reflect the investment performance of the Subaccounts into which your Purchase Payments were deposited. In some cases this may be more or less than the amount of your Purchase Payments. (See "Purchase--Right to Cancel.")

INVESTMENT OPTIONS

     The Company has established Variable Annuity Account B, a registered unit investment trust, for the purpose of funding the variable portion of the Contracts. The Separate Account is divided into subaccounts which invest directly in shares of the Funds described in this Prospectus. The Contract allows investment in any of the Subaccounts, as well as in the Fixed Account described below. The total number of investment options that you may select during the Accumulation Period is limited to 18. For a complete list of the Funds available under the Contracts, and a description of the investment objectives of each of the Funds and their investment advisers, and a description of the limitations on the number of funding options, see "Investment Options--The Funds" in this Prospectus, as well as the prospectuses for each of the Funds.


     The Contract also provides for investment in the Fixed Account, which allows you to earn fixed rates of interest. (See Appendix I to this Prospectus.)


CHARGES AND DEDUCTIONS

     Certain charges are associated with these Contracts. These charges include daily deductions from the Separate Account (the mortality and expense risk charges and an administrative charge), as well as any annual maintenance fee and premium and other taxes. The Funds also incur certain fees and expenses which are deducted directly from the Funds. A deferred sales charge may apply upon a full or partial withdrawal of the Contract Value. (See the Fee Table and "Charges and Deductions.")

TRANSFERS


     Prior to the Annuity Date, and subject to certain limitations, Contract Values may be transferred among the Subaccounts and the Fixed Account without charge. Transfers can be requested in writing or by telephone in accordance with the Company's transfer procedures. (See Appendix I for a full description of the restrictions applicable to transfers from the Fixed Account.) (See "Transfers.")


WITHDRAWALS

     All or a part of the Contract Value may be withdrawn prior to the Annuity Date by properly completing a disbursement form and sending it to the Company. Certain charges may be assessed upon withdrawal. (See "Withdrawals.")


--------------------------------------------------------------------------------
                                   SUMMARY - 1

     The Contract also offers Systematic Distribution Options during the Accumulation Period to persons meeting certain criteria. The Systematic Distribution Options are not available in all states and may not be suitable in every situation. (See "Systematic Distribution Options.")

DEATH BENEFIT

     A death benefit is payable if you die before the Annuity Date. Death benefit proceeds will be paid to the beneficiary in an amount equal to the Contract Value. Until the election of a method of payment, the Contract Value will remain invested under the Contract. The beneficiary may elect to receive the proceeds in a lump sum or under any of the payment options available under the Contract. However, the Code requires that distributions begin within a certain time period. (See "Death Benefit During Accumulation Period.")

     After Annuity Payments have commenced, a death benefit may be payable to the beneficiary depending upon the terms of the Contract and the Annuity Option selected. (See "Annuity Period--Death Benefit Payable During the Annuity Period.")

THE ANNUITY PERIOD

     On the Annuity Date, you may elect to begin receiving Annuity Payments. Annuity Payments can be made on either a fixed, variable or combination fixed and variable basis. If a variable payout is selected, the payments will vary with the investment performance of the Subaccount(s) selected. The Company reserves the right to limit the number of Subaccounts that may be available during the Annuity Period. (See "Annuity Period.")

TAXES

     Contributions and earnings are not generally taxed until you or your beneficiary(ies) actually receive a distribution from the Contract. A 10% federal tax penalty may be imposed on certain withdrawals. (See "Tax Status.")

INQUIRIES

     Questions, inquiries or requests for additional information can be directed to your agent or local representative, or you may contact the Company as follows:

[bullet] Write to:                Aetna Life Insurance and Annuity Company
                                  151 Farmington Avenue
                                  Hartford, Connecticut 06156-1258
                                  Attention: Customer Service

[bullet] Call Customer Service:   1-800-531-4547(for automated transfers or
                                  changes in the allocation of Account Values, call: 1-800-262-3862)


--------------------------------------------------------------------------------
                                   SUMMARY - 2

                                    FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Fee Table describes the various charges and expenses associated with the Contract during the Accumulation Period. For amounts deducted during the Annuity Period, see "Annuity Period--Charges Deducted During the Annuity Period." No sales charge is paid upon purchase of the Contract. All costs that are borne directly or indirectly under the Subaccounts and Funds are shown below. Charges shown do not include premium taxes that may be applicable. For more information regarding fees and expenses paid out of the assets of a particular Fund, see the Fund's prospectus.

CONTRACT HOLDER TRANSACTION EXPENSES

     Deferred Sales Charge (as a percentage of the amount withdrawn)*

                     INSTALLMENT PURCHASE PAYMENT CONTRACTS:
--------------------------------------------------------------------------------

 Purchase Payment                              Deferred Sales
Periods Completed                             Charge Deduction
-------------------------------------------- ------------------
Less than 5                                         5%
5 or more but less than 7                           4%
7 or more but less than 9                           3%
9 or more but less than 10                          2%
10 or more                                          0%

--------------------------------------------------------------------------------

                       SINGLE PURCHASE PAYMENT CONTRACTS:
--------------------------------------------------------------------------------

Contract Years                                 Deferred Sales
 Completed                                    Charge Deduction
-------------------------------------------- ------------------
Less than 5                                         5%
5 or more but less than 6                           4%
6 or more but less than 7                           3%
7 or more but less than 8                           2%
8 or more but less than 9                           1%
9 or more                                           0%

--------------------------------------------------------------------------------

    Annual Contract Maintenance Fee
    Installment Purchase Payment Contract .........      $20.00**
    Single Purchase Payment Contract ..............      $ 0.00

    * The total amount deducted for the deferred sales charge will not exceed 8.5% of the total Purchase Payments applied to the Contract.

   ** The maintenance fee will generally be deducted annually from each Installment Purchase Payment Contract during the Accumulation Period. The maintenance fee, to the extent permitted by state law, is also deducted upon termination of the Contract.

SEPARATE ACCOUNT ANNUAL EXPENSES

(Daily deductions, equal to the percentage shown on an annual basis, made from amounts allocated to the variable options under each Contract)

    Mortality and Expense Risk ..............              1.25%
    Administrative Charge ...................              0.00%***
                                                           -----
     Total Separate Account Charges .........              1.25%
                                                           =====

  *** We currently do not impose an Administrative Charge. However, we reserve the right to deduct a daily charge of not more than 0.25% per year from the Subaccounts.


--------------------------------------------------------------------------------
                                  FEE TABLE - 1

ANNUAL EXPENSES OF THE FUNDS

The following table illustrates the advisory fees and other expenses applicable to the Funds. Except as noted, these figures are a percentage of each Fund's average net assets and are based on figures for the year ended December 31, 1997. A Fund's "Other Expenses" include operating costs of the Fund. These expenses are reflected in the Fund's net asset value and are not deducted from your Contract Value.

                                                                     Investment             Other          Total
                                                                  Advisory Fees(1)        Expenses          Fund
                                                                   (after expense      (after expense      Annual
                                                                   reimbursement)      reimbursement)     Expenses
                                                                 ------------------   ----------------   ---------
Aetna Ascent VP(2)(3)                                                    0.57%               0.23%          0.80%
Aetna Balanced VP, Inc. (3)                                              0.50%               0.10%          0.60%
Aetna Bond VP(3)                                                         0.40%               0.10%          0.50%
Aetna Crossroads VP(2)(3)                                                0.55%               0.25%          0.80%
Aetna Growth and Income VP(3)                                            0.50%               0.09%          0.59%
Aetna Legacy VP(2)(3)                                                    0.49%               0.31%          0.80%
Aetna Money Market VP(3)                                                 0.25%               0.10%          0.35%
Fidelity VIP Equity-Income Portfolio(4)                                  0.50%               0.08%          0.58%
Fidelity VIP Growth Portfolio(4)                                         0.60%               0.09%          0.69%
Fidelity VIP Overseas Portfolio(4)                                       0.75%               0.17%          0.92%
Fidelity VIP II Contrafund Portfolio(4)                                  0.60%               0.11%          0.71%
Janus Aspen Aggressive Growth Portfolio(5)                               0.73%               0.03%          0.76%
Janus Aspen Balanced Portfolio(5)                                        0.76%               0.07%          0.83%
Janus Aspen Flexible Income Portfolio                                    0.65%               0.10%          0.75%
Janus Aspen Growth Portfolio(5)                                          0.65%               0.05%          0.70%
Janus Aspen Worldwide Growth Portfolio(5)                                0.66%               0.08%          0.74%
Portfolio Partners MFS Emerging Equities Portfolio(6)(7)                 0.68%               0.13%          0.81%
Portfolio Partners MFS Research Growth Portfolio(6)(7)                   0.70%               0.15%          0.85%
Portfolio Partners MFS Value Equity Portfolio(6)                         0.65%               0.25%          0.90%
Portfolio Partners Scudder International Growth Portfolio(6)             0.80%               0.20%          1.00%
Portfolio Partners T. Rowe Price Growth Equity Portfolio(6)              0.60%               0.15%          0.75%

------------------

(1) Certain of the Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.

(2) Effective May 1, 1998, the Portfolios' adviser has agreed to waive a portion of its fee or to reimburse certain expenses so that aggregate expenses do not exceed the total expenses shown above. These fee waiver/expense reimbursement arrangements will increase total return and may be modified or terminated at any time.

    Without these fee waiver/expense reimbursement arrangements Management Fees and Total Expenses for the Portfolio would be higher. Management Fees and Total Expenses would be as follows: 0.60% and 0.83% for Ascent VP; 0.60% and 0.85% for Crossroads VP; 0.60% and 0.91% for Legacy VP, respectively.

(3) Prior to May 1, 1998, the investment adviser provided administrative services to the Fund and assumed the Fund's ordinary recurring direct costs under an Administrative Services Agreement. Effective May 1, 1998, the investment adviser will continue to provide administrative services to the Fund but will no longer assume all of the Fund's ordinary recurring direct costs under the Administrative Services Agreement. The Administrative Fee is 0.075% on the first $5 billion in assets and 0.050% on all assets over $5 billion. The "Other Expenses" shown are not based on actual figures for the year ended December 31, 1997, but reflect the fee payable under the new Administrative Services Agreement and estimates of the Fund's ordinary recurring direct costs.

(4) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses would have been 0.57% for Equity-Income Portfolio; 0.67% for Growth Portfolio; 0.90% for Overseas and 0.68% for Contrafund Portfolio.


--------------------------------------------------------------------------------
                                  FEE TABLE - 2

(5) Management fees for Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios reflect a reduced fee schedule effective July 1, 1997. The management fees shown above are based on the new rate applied to net assets as of December 31, 1997. Other expenses are based on gross expenses of the Shares before expense offset arrangements for the fiscal year ended December 31, 1997. The information for each Portfolio is net of fee waivers or reductions from Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios reduce the management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the management fee and then against other expenses. Without such waivers or reductions, the Management Fee, Other Expenses and Total Operating Expenses for the Shares would have been 0.74%, 0.04%, and 0.78% for Aggressive Growth Portfolio; 0.77%, 0.06%, and 0.83% for Balanced Portfolio; 0.74%, 0.04%, and 0.78% for Growth Portfolio; and 0.72%, 0.09%, and 0.81% for Worldwide Growth Portfolio, respectively. Janus Capital may modify or terminate the waivers or reductions at any time upon at least 90 days' notice to the Trustees.

(6) Each Portfolio's aggregate expenses are contractually limited to the advisory and administrative fees disclosed above. The investment adviser will not seek an increase in its advisory or administrative fee at any time prior to May 1, 1999.

(7) The advisory fee is 0.70% of the first $500 million in assets and 0.65% on the excess.



--------------------------------------------------------------------------------
                                  FEE TABLE - 3

HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THIS EXAMPLE IS PURELY HYPOTHETICAL. IT SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $20.00 that can be deducted under the Contract has been converted to a percentage of assets equal to 0.011%.

                                                               EXAMPLE A                              EXAMPLE B
                                                               ---------                              ---------
                                                If you withdraw your entire Contract      If you do not withdraw your Contract
                                                Value at the end of the periods shown,    Value, or if you annuitize at the end of
                                                you would pay the following expenses,     the periods shown, you would pay the
                                                including any applicable deferred sales   following expenses (no deferred sales
                                                charge:                                   charge is reflected):*
                                                1 year   3 years   5 years   10 years     1 year   3 years   5 years   10 years
                                                -------- --------- --------- ----------   -------- --------- --------- ---------
Aetna Ascent VP                                    $72      $119      $169      $239         $21      $65       $111      $239
Aetna Balanced VP, Inc.                            $70      $113      $159      $218         $19      $59       $101      $218
Aetna Bond VP                                      $70      $110      $154      $207         $18      $55       $ 95      $207
Aetna Crossroads VP                                $72      $119      $169      $239         $21      $65       $111      $239
Aetna Growth and Income VP                         $70      $113      $158      $217         $19      $58       $100      $217
Aetna Legacy VP                                    $72      $119      $169      $239         $21      $65       $111      $239
Aetna Money Market VP                              $68      $106      $147      $191         $16      $51       $ 88      $191
Fidelity VIP Equity-Income Portfolio               $70      $113      $158      $216         $19      $58       $100      $216
Fidelity VIP Growth Portfolio                      $71      $116      $163      $228         $20      $61       $105      $228
Fidelity VIP Overseas Portfolio                    $74      $123      $174      $251         $22      $68       $117      $251
Fidelity VIP II Contrafund Portfolio               $72      $117      $164      $230         $20      $62       $106      $230
Janus Aspen Aggressive Growth Portfolio            $72      $118      $167      $235         $21      $63       $109      $235
Janus Aspen Balanced Portfolio                     $73      $120      $170      $242         $21      $66       $112      $242
Janus Aspen Flexible Income Portfolio              $72      $118      $166      $234         $20      $63       $108      $234
Janus Aspen Growth Portfolio                       $71      $116      $164      $229         $20      $62       $106      $229
Janus Aspen Worldwide Growth Portfolio             $72      $117      $166      $233         $20      $63       $108      $233
Portfolio Partners MFS Emerging Equities
 Portfolio                                         $72      $119      $169      $240         $21      $65       $111      $240
Portfolio Partners MFS Research Growth
 Portfolio                                         $73      $121      $171      $244         $21      $66       $113      $244
Portfolio Partners MFS Value Equity Portfolio      $73      $122      $173      $249         $22      $68       $116      $249
Portfolio Partners Scudder International
 Growth Portfolio                                  $74      $125      $178      $260         $23      $71       $121      $260
Portfolio Partners T. Rowe Price
 Growth Equity Portfolio                           $72      $118      $166      $234         $20      $63       $108      $234

* This example would not apply if a nonlifetime variable annuity option is selected, and a lump-sum settlement is requested within three years after annuity payments start since the lump-sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)



--------------------------------------------------------------------------------
                                  FEE TABLE - 4

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Condensed Financial Information for the Separate Account is shown in Appendix II.


                                   THE COMPANY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

     The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc. and an indirect wholly owned subsidiary of Aetna Inc.

                           VARIABLE ANNUITY ACCOUNT B
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Company established Variable Annuity Account B (the "Separate Account") in 1976 as a segregated asset account for the purpose of funding its variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 and meets the definition of "separate account" under federal securities laws. The Separate Account is divided into "subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund.


     Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities of any other business conducted by the Company. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are obligations of the Company.


                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FUNDS

     Purchase Payments may be allocated to one or more of the Subaccounts as designated on the application. In turn, the Subaccounts invest in the corresponding Funds at net asset value.

     The availability of Funds may be subject to applicable regulatory authorization. In addition, the Company may add, withdraw or substitute Funds, subject to the conditions in the Contract and in compliance with regulatory requirements. Not all Funds may be available in all jurisdictions or under all Contracts. The total number of investment options that you may select during the Accumulation Period is limited to 18. Each Subaccount selected and the Fixed Account counts as one option once you have made an allocation to it, even if you no longer have amounts allocated to that option.

     The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.


[bullet] Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.)
         seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio one or more of the following asset classes: stocks, bonds and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)



--------------------------------------------------------------------------------
                                        1

[bullet] Aetna Income Shares d/b/a Aetna Bond VP seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

[bullet] Aetna Variable Fund d/b/a Aetna Growth and Income VP seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)

[bullet] Aetna Variable Encore Fund d/b/a Aetna Money Market VP seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.(1)

[bullet] Aetna Generation Portfolios, Inc.--Aetna Ascent VP (formerly Aetna
         Ascent Variable Portfolio) seeks to provide capital appreciation. The Portfolio is designed for investors who have an investment horizon exceeding 15 years and who have a high level of risk tolerance.(1)

[bullet] Aetna Generation Portfolios, Inc.-- Aetna Crossroads VP (formerly Aetna
         Crossroads Variable Portfolio) seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). The Portfolio is designed for investors who have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

[bullet] Aetna Generation Portfolios, Inc.-- Aetna Legacy VP (formerly Aetna
         Legacy Variable Portfolio) seeks to provide total return consistent with preservation of capital. The Portfolio is designed for investors who have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

[bullet] Fidelity Investments Variable Insurance Products Fund--Equity-Income
         Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Fund also considers the potential for capital appreciation.(2)

[bullet] Fidelity Investments Variable Insurance Products Fund--Growth Portfolio seeks capital appreciation by investing mainly in common stocks, although its investments are not restricted to any one type of security.(2)

[bullet] Fidelity Investments Variable Insurance Products Fund--Overseas
         Portfolio seeks long-term growth by investing mainly in foreign securities (at least 65% of the Fund's total assets in securities of foreign issuers). Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuation.(2)

[bullet] Fidelity Investments Variable Insurance Products Fund II--Contrafund
         Portfolio seeks maximum total return over the long term by investing mainly in equity securities of companies that are undervalued or out-of-favor. (2)

[bullet] Janus Aspen Series--Aggressive Growth Portfolio is a nondiversified portfolio that seeks long-term growth of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P Midcap 400 Index, which as of December 31, 1997 included companies with capitalizations between approximately $213 million and $13.7 billion, but which is expected to change on a regular basis.(3)

[bullet] Janus Aspen Series--Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by, under normal circumstances, investing 40%-60% of its assets in securities selected primarily for their growth potential and 40%-60% of its assets in securities selected primarily for their income potential. (3)

[bullet] Janus Aspen Series--Flexible Income Portfolio seeks to obtain maximum total return, consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in income-producing securities. Total return is expected to result from a combination of current income and capital appreciation. The Portfolio invests in all types of income-producing securities and may have substantial holdings of debt securities rated below investment grade (e.g., junk bonds). (3)

[bullet] Janus Aspen Series--Growth Portfolio seeks long-term growth of capital.
         The Portfolio pursues its investment objective by investing primarily in common stocks of any size. This Portfolio generally invests in larger, more established issuers. (3)

[bullet] Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective primarily



--------------------------------------------------------------------------------
                                        2
         through investments in common stocks of foreign and domestic issuers.
         (3)

[bullet] Portfolio Partners, Inc.--MFS Emerging Equities Portfolio seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Portfolio's investment objective.(4a)

[bullet] Portfolio Partners, Inc.--MFS Research Growth Portfolio seeks long-term growth of capital and future income.(4a)

[bullet] Portfolio Partners, Inc.--MFS Value Equity Portfolio seeks capital appreciation. Dividend income, if any, is a consideration incidental to the Portfolio's objective of capital appreciation.(4a)

[bullet] Portfolio Partners, Inc.--Scudder International Growth Portfolio seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities.(4b)

[bullet] Portfolio Partners T. Rowe Price Growth Equity Portfolio seeks long-term growth of capital and, secondarily, seeks to increase dividend income by investing primarily in common stocks issued by a diversified group of well-established growth companies.(4c)

Investment Advisers for each of the Funds:

  (1) Aeltus Investment Management, Inc.

  (2) Fidelity Management & Research Company

  (3) Janus Capital Corporation

  (4) Aetna Life Insurance and Annuity Company (adviser);

     (a) Massachusetts Financial Services Company (subadviser)

     (b) Scudder Kemper Investments, Inc. (subadviser)

     (c) T. Rowe Price Associates, Inc. (subadviser)


     Risks Associated with Investment in the Funds. Some of the Funds may use instruments known as derivatives as part of their investment strategies. The use of certain derivatives may involve high risk of volatility to a Fund, and the use of leverage in connection with such derivatives can also increase risk of losses. Some of the Funds may also invest in foreign or international securities which involve greater risks than U.S. investments.

More comprehensive information, including a discussion of potential risks, is found in the current Prospectus for each Fund which is distributed with and accompanies this Prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives. Additional prospectuses and Statements of Additional Information for this Prospectus and for each of the Funds can be obtained from the Company's Home Office at the address and telephone number listed under the "Inquiries" section of the Prospectus Summary.

     Conflicts of Interest (Mixed and Shared Funding). Shares of the Funds are sold to each of the Subaccounts for funding the variable annuity contracts issued by the Company. Shares of the Funds may also be sold to other insurance companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance contracts issued by the Company or by third parties. This is referred to as "mixed funding."

Because the Funds available under the Contract are sold to fund variable annuity contracts and variable life insurance policies issued by us or by other companies, certain conflicts of interest could arise. If a conflict of interest were to occur, one of the separate accounts might withdraw its investment in a Fund, which might force that Fund to sell portfolio securities at disadvantageous prices, causing its per share value to


--------------------------------------------------------------------------------
                                        3
decrease. Each Fund's Board of Directors or Trustees has agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.


CREDITED INTEREST OPTION

     Purchase Payments may be allocated to the Fixed Account, which is the Credited Interest Option available under the Contract. The Fixed Account is a part of the Company's general account and guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates from time to time. Transfers from the Fixed Account are limited. (See Appendix I.)


                                    PURCHASE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTRACT AVAILABILITY

     The Contracts are designed to provide retirement benefits to individuals who either are not participating in formal retirement plans, or are participating in formal retirement plans but wish to personally supplement their benefits.

     This Contract may be aggregated with other annuity contracts purchased by you from us (and our affiliates) on or after October 21, 1988, for purposes of determining the taxable portion of payments from this Contract. (See "Tax Status.")

CONTRACT PURCHASE

     Prospective Contract Holders may purchase a Contract by submitting an application to the Company. The Company must accept or reject the application within two business days of receipt. If the application is incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase Payments may be held for longer periods only with the consent of the Contract Holder, pending acceptance of the forms. Any Purchase Payment accompanying the application, or received prior to the acceptance of the application, will be invested as of the date of acceptance. If the application is rejected, the application and any Purchase Payments will be returned to the Contract Holder.

PURCHASE PAYMENTS

     Two types of Contracts are available. Continuing, periodic payments will be placed in "Installment Purchase Payment Contracts." Lump-sum transfers of amounts accumulated under a pre-existing plan may be placed in "Single Purchase Payment Contracts." The minimum Purchase Payment for a new Single Purchase Payment Contract is $5,000. Installment Purchase Payments must be at least $100 per month ($1,200 annually) and may not be less than $25 per payment.

ALLOCATION OF PURCHASE PAYMENTS

     Purchase Payments were initially allocated to the Subaccounts or the Fixed Account as specified on the application. Changes in such allocation may be made in writing or by telephone transfer. Allocations must be in whole percentages, and there are limitations on the number of investment options that can be selected during the Accumulation Period. (See "Investment Options--The Funds.")

RIGHT TO CANCEL

     You may cancel the Contract without penalty by returning it to the Company with a written notice of your intent to cancel. In most states, you have ten days to exercise this right; some states allow you a longer free-look period. When we receive your request for cancellation, we will return your Contract Value, unless the laws of the state in which the Contract was issued require that we return the initial Purchase Payment (if greater than the Contract Value). In states that do not require a return of Purchase Payments, you bear the entire investment risk for amounts allocated among the Subaccounts during the free look period. Contract Values will be determined as of the Valuation Date on which we receive your request for cancellation at our Home Office.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT

     Mortality and Expense Risk Charge. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The Charge is equal, on an annual basis, to 1.25% of the daily net assets of the Subaccounts and compensates the


--------------------------------------------------------------------------------
                                        4

Company for the assumption of the mortality and expense risks under the Contract. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.

     If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expenses relating to the Contracts and as a source of profit to the Company. The Company expects to make a profit from the mortality and expense risk charge.

     Administrative Charge. The Company reserves the right, upon 30 days' notice, to make a deduction from each of the Subaccounts for an administrative charge. The administrative charge compensates the Company for administrative expenses that exceed revenues from the maintenance fee described below. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

     Under the Contract, the amount of the administrative charge may be of an amount up to, on an annual basis, 0.25% of the daily net assets of the Subaccounts. There is currently no administrative charge during the Accumulation Period or Annuity Period. The charge in effect at the time of election of an Annuity Option will be applicable during the entire Annuity Period.

MAINTENANCE FEE

     During the Accumulation Period, the Company will deduct an annual maintenance fee of $20 from Installment Purchase Contracts on each Contract Year anniversary. No maintenance fee is deducted from Single Purchase Payment Contracts. The maintenance fee is to reimburse the Company for some of its administrative expenses relating to the establishment and maintenance of the Contracts.

     The maintenance fee will be deducted on a pro rata basis from each Subaccount or Credited Interest Option in which you have an interest. The maintenance fee will also be deducted upon termination of the Contract, to the extent permitted by state law.

DEFERRED SALES CHARGE

     Withdrawals of all or a portion of the Contract Value may be subject to a deferred sales charge. The deferred sales charge is a percentage of the amounts withdrawn from the Subaccounts and the Fixed Account.

     For Installment Purchase Payment Contracts, the deferred sales charge is based on the number of completed Purchase Payment Periods. For Single Purchase Payment Contracts, it is based on the number of Contract years that have elapsed since the Contract effective date. The amount of the deferred sales charge is determined in accordance with the schedule set forth in the following tables:

                        SINGLE PURCHASE PAYMENT CONTRACT:
--------------------------------------------------------------------------------

        Contract Years          Deferred Sales
          Completed            Charge Deduction
----------------------------- -----------------
  Less than 5                        5%
  5 or more but less than 6          4%
  6 or more but less than 7          3%
  7 or more but less than 8          2%
  8 or more but less than 9          1%
  9 or more                          0%

--------------------------------------------------------------------------------

                     INSTALLMENT PURCHASE PAYMENT CONTRACT:
--------------------------------------------------------------------------------

       Purchase Payment          Deferred Sales
       Periods Completed        Charge Deduction
------------------------------ -----------------
  Less than 5                         5%
  5 or more but less than 7           4%
  7 or more but less than 9           3%
  9 or more but less than 10          2%
  More than 10                        0%

--------------------------------------------------------------------------------

     A deferred sales charge will not be deducted from any portion of the Contract Value if the withdrawal is:

[bullet] applied to provide Annuity benefits;

[bullet] taken on or after the tenth anniversary of the effective date of the Contract; paid due to your death;


[bullet] made due to the election of the Systematic Withdrawal Option (see
         "Systematic Distribution Option"); or


[bullet] paid due to a full withdrawal where the Contract Value is $2,500 or less and no amount has been withdrawn during the prior 12 months; or


--------------------------------------------------------------------------------
                                        5

[bullet] taken from an Installment Purchase Payment Contract if you are at least age 591/2 and have completed nine Purchase Payment Periods.

     The deduction for the deferred sales charge will not exceed 8.5% of the total Purchase Payments actually made to the Contract. The Company does not anticipate that the deferred sales charge will cover all sales and administrative expenses which it incurs in connection with the Contract; the difference will be covered by the general assets of the Company which are attributable, in part, to the mortality and expense risk charge described above.


     Free Withdrawals. Up to 10% of the current Contract Value may be withdrawn during each calendar year without imposition of a deferred sales charge. The free withdrawal applies only to the first partial withdrawal in each calendar year. The 10% amount will be based on the Contract Value calculated on the Valuation Date next following our receipt of your request for withdrawal. This provision does not apply to a full withdrawal of the Contract or if SWO is elected. This provision also does not apply for those Contracts issued in the state of Washington. (See "Systematic Distribution Options.")


     In the instances cited above, no deferred sales charge is deducted. However, the withdrawn amount may be subject to the 10% penalty tax.

FUND EXPENSES

     Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are set forth in the Fee Table in this Prospectus and described more fully in the accompanying Fund prospectus.

PREMIUM AND OTHER TAXES

     Several states and municipalities impose a premium tax on Annuities. These taxes currently range from 0% to 4%. The Company reserves the right to deduct premium tax against Purchase Payments or Contract Values at any time, but no earlier than we have a tax liability under state law.

     Any municipal premium tax assessed at a rate in excess of 1% will be deducted from the Purchase Payment(s) or from the amount applied to an Annuity option based upon our determination of when such tax is due. We will absorb any municipal premium tax which is assessed at 1% or less. We reserve the right, however, to reflect this added expense in our Annuity purchase rates for residents of such municipalities.

     The Company's current practice is to deduct for premium taxes at the time of complete withdrawal or annuitization. In addition to the premium tax, the Company reserves the right to assess a charge for any state or federal taxes due against the Contract or the Separate Account assets. (See "Tax Status.")

                               CONTRACT VALUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Contract Value. Until the Annuity Date, the Contract Value is the total dollar value of amounts held under your Contract as of any Valuation Date. The Contract Value at any given time is based on the value of the units held in each Subaccount, plus the value of amounts held in the Fixed Account.

     Accumulation Units. The value of your interests in a Subaccount is expressed as the number of "Accumulation Units" that you hold multiplied by an "Accumulation Unit Value" ("AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date. (See "Contract Valuation--Net Investment Factor.") The Accumulation Unit Value will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charges and the administrative charge (if any).


     Initial Purchase Payments will be credited to your Contract at the AUV next computed following our acceptance of the application as described under "Purchase--Contract Purchase." Each subsequent Purchase Payment (or amount transferred) received by the Company by the close of business of the New York Stock Exchange will be credited to your Contract at the AUV next computed following our receipt of your payment or transfer request. The value of an Accumulation Unit may increase or decrease.


     Net Investment Factor. The net investment factor is used to measure the investment performance of a


--------------------------------------------------------------------------------
                                        6

Subaccount from one Valuation Date to the next. The net investment factor for a Subaccount for any valuation period is equal to the sum of 1.0000 plus the net investment rate. The net investment rate equals:

      a) the net assets of the Fund held by the Subaccount on the current Valuation Date, minus;

      b) the net assets of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus;

      c) taxes or provisions for taxes, if any, attributable to the operation of the Subaccount, divided by;

      d) the total value of the Subaccount's Accumulation and Annuity Units on the preceding Valuation Date, minus;

      e) a daily charge at the annual effective rate of 1.25% for mortality and expense risks, and an administrative charge which will not exceed 0.25% (currently 0%) on an annual basis.

     The net investment rate may be either positive or negative.

                                    TRANSFERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


     At any time prior to the Annuity Date, you can transfer amounts held under your Contract from one Subaccount to another. Transfers between the Fixed Account and the Subaccounts are subject to certain restrictions. (See Appendix I.) A request for transfer can be made either in writing or by telephone. (See "Telephone Transfers" below.) All transfers must be in accordance with the terms of the Contract.


     The Company currently allows unlimited transfers of accumulated amounts to available investment options without charge. The total number of investment options that you may select during the Accumulation Period is limited. (See "Investment Options--The Funds.") The transfer amount may not be less than $500. Any transfer will be based on the Accumulation Unit Value next determined after the Company receives a valid transfer request at its Home Office. Transfers are not available during the Annuity Period.


TELEPHONE TRANSFERS

     You automatically have the right to make transfers among Funds by telephone. We have enacted procedures to prevent abuses of Account transactions by telephone, including requiring the use of a personal identification number
(PIN) to execute transactions. You are responsible for safeguarding your PIN, and for keeping Account information confidential. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by you. To ensure authenticity, we record all calls on the 800 line.


DOLLAR COST AVERAGING PROGRAM

     You may establish automated transfers of Contract Values on a monthly or quarterly basis through the Company's Dollar Cost Averaging Program. There is no additional charge for the Program. Dollar Cost Averaging is a system for investing a fixed amount of money at regular intervals over a period of time. Dollar Cost Averaging does not ensure a profit nor guarantee against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. Please refer to the "Inquiries" section of the Prospectus Summary which describes how you can obtain further information.

                                   WITHDRAWALS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


     All or a portion of the Contract Value may be withdrawn at any time during the Accumulation Period. To request a withdrawal, you must properly complete a disbursement form and send it to our Home Office. Payments for withdrawal requests will be made in accordance with SEC requirements, but normally not later than seven calendar days following our receipt of a disbursement form in good order.


     Withdrawals may be requested in one of the following forms:


--------------------------------------------------------------------------------
                                        7

[bullet] Full Withdrawal of a Contract: The amount paid upon a full withdrawal will be the Contract Value allocated to the Subaccounts and the Fixed Account, minus any applicable deferred sales charge and maintenance fee due.

[bullet] Partial Withdrawals (Percentage): The amount paid will be the percentage of the Contract Value requested minus any applicable deferred sales charge.

[bullet] Partial Withdrawal (Specified Dollar Amount): The amount paid will be the dollar amount requested. However, the amount withdrawn from the Contract will equal the amount requested plus any applicable deferred sales charge.

     For any partial withdrawal, amounts will be withdrawn proportionately from each Subaccount or the Fixed Account in which your Contract is invested, unless you request otherwise in writing. All amounts paid will be based on Contract Values as of the next Valuation Date after we receive a request for withdrawal at our Home Office, or on such later date as the disbursement form may specify.

     Tax treatment of withdrawals from this Contract may be modified if you own other annuity contracts issued by us (and our affiliates) that were purchased on or after October 12, 1988. (See "Tax Status--Multiple Contracts.")

REINVESTMENT PRIVILEGE


     Within 30 days after a withdrawal, you may elect to reinvest all or a portion of the proceeds received for the full withdrawal of an Account. Reinvested amounts must be received by the Company within 60 days of the withdrawal. Accumulation Units will be credited to the Contract for the amount reinvested, as well as any maintenance fee and any deferred sales charge imposed at the time of withdrawal. Any maintenance fee which falls due after the withdrawal and before the reinvestment will be deducted from the amounts reinvested. Reinvested amounts will be reallocated to the applicable investment options in the same proportion as they were allocated at the time of withdrawal. Accumulation Units will be credited to your Contract based on the Accumulation Unit Value next computed following our receipt of your request along with the amount to be reinvested. The reinvestment privilege may be used only once. If you are contemplating reinvestment, you should seek competent advice regarding the tax consequences associated with such a transaction.

                         SYSTEMATIC DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Company offers a withdrawal option under the Contract that is not considered an annuity option ("Systematic Distribution Option"). To exercise this option, the Contract Value must meet the minimum dollar amounts and age criteria applicable to that option.


[bullet] SWO--Systematic Withdrawal Option. SWO is a series of partial withdrawals from the Contract based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract.


     Other Systematic Distribution Options may be added from time to time. Additional information relating to the Systematic Distribution Option may be obtained from your local representative or from the Company at its Home Office.

     If you select a Systematic Distribution Option, you will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. Your Contract Value will continue to be subject to the charges and deductions described in this Prospectus. Taking a withdrawal under a Systematic Distribution Option may have tax consequences. Any person concerned about tax implications should consult a competent tax advisor prior to electing an option.

     Once you elect a Systematic Distribution Option, you may revoke it any time by submitting a written request to our Home Office. Once the option is revoked, it may not be elected again. The Company reserves the right to discontinue the availability of SWO or any other Systematic Distribution Options at any time, and/or to change the terms of future elections.



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                                        8

                    DEATH BENEFIT DURING ACCUMULATION PERIOD
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Contract provides that a death benefit is payable to the beneficiary(ies) upon your death before the Annuity Date. The amount of the death benefit will be equal to the Contract Value. Death benefit proceeds may be paid to the beneficiary:

[bullet] in a lump sum; or

[bullet] in accordance with any of the Annuity Options available under the Contract.

     The beneficiary may instead elect one of the following two options; however, the Code limits how long the death benefit proceeds may be left in these options (see below):

[bullet] to leave the Contract Value invested in the Contract; or

[bullet] to leave the Contract Value on deposit in the Company's general account, and to receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The balance on deposit can be withdrawn at any time or applied to an Annuity Option.

     When paying the beneficiary, we will determine the Contract Value on the Valuation Date following the date on which we receive proof of death acceptable to the Company. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after we receive proof of death.

     The Code requires that distribution of death proceeds begin within a certain period of time. Generally, either payments must begin within one year of your death, or the entire value of your benefits must be distributed within five years following your death. An exception to this provision applies if the beneficiary is your surviving spouse, in which case the beneficiary will be treated as a successor Contract Holder of the Contract. This successor Contract Holder may exercise all rights to the Contract. Under the Code, no distributions from the Contract are required until the death of this successor Contract Holder. In no event may payments extend beyond the life expectancy of the beneficiary or any period certain greater than the beneficiary's life expectancy. If no elections are made, no distributions will be made. Failure to commence distributions within the above time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. (See "Tax Status.")

                                 ANNUITY PERIOD
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ANNUITY PERIOD ELECTIONS

     At least 30 days prior to the Annuity Date, you must notify us in writing of the following:

[bullet] the date on which you would like to start receiving annuity payments;

[bullet] the Annuity Option under which you want your payments to be calculated and paid;

[bullet] whether the payments are to be made monthly, quarterly, semi-annually or annually; and


[bullet] the investment option(s) used to provide annuity payments (i.e., a fixed annuity using the general account or any of the Subaccounts available at the time of annuitization). As of the date of this Prospectus, Aetna Growth and Income VP, Aetna Bond VP and Aetna Balanced VP, Inc. are the only Subaccounts available.


     Until a date and option are elected, the Account will continue in the Accumulation Period. Once Annuity Payments begin, the Annuity Option may not be changed, nor may transfers be made among the investment option(s) selected.

PARTIAL ANNUITIZATION


     You may elect an Annuity Option with respect to a portion of your Contract Value, while leaving the remaining portion of your Contract Value invested in the Accumulation Period. The Code and the regulations thereunder do not specifically address the tax treatment applicable to payments provided pursuant to the exercise of this option. The Company takes the position that payments provided pursuant to this option are taxable as annuity payments, and not as a withdrawal. However, because the tax treatment of such payments is currently unclear, you should consult with a qualified



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                                        9
tax advisor if you are considering a partial annuitization of your Contract.


ANNUITY OPTIONS

     You may choose one of the following Annuity Options:

Lifetime Annuity Options:

[bullet] Option 1--Life Annuity--An annuity with payments ending on the Annuitant's death.

[bullet] Option 2--Life Annuity with Guaranteed Payments-- An annuity with payments guaranteed for 5, 10, 15 or 20 years, or such other periods as the Company may offer at the time of annuitization.

[bullet] Option 3--Life Income based Upon the Lives of Two Payees--An annuity will be paid during the lives of the Annuitant and a second Annuitant, with 100%, 662/3% or 50% of the payment to continue after the first death, or 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

[bullet] Option 4--Life Income based Upon the Lives of Two Payees--An annuity with payments for a minimum of 120 months, with 100% of the payment to continue after the first death.


     If Option 1 or 3 is elected, it is possible that only one Annuity Payment will be made if the Annuitant under Option 1, or the surviving Annuitant under Option 3, should die prior to the due date of the second Annuity Payment. Once lifetime Annuity payments begin, the Annuitant cannot elect to receive another form of benefit.


Nonlifetime Annuity Options:

[bullet] Option 1--Payments for a Specified Period-- payments will continue for a specified period of time, as provided for under your Contract.


     An annuity may be selected on a fixed or variable basis and payments may be made for 3-30 years. If a nonlifetime option is elected on a variable basis, the Annuitant may request at any time during the payment period that the present value of all or any portion of the remaining variable payments be paid in one sum. However, any lump-sum elected before three years of payments have been completed will be treated as a withdrawal during the Accumulation Period and any applicable deferred sales charge will be assessed. (See "Charges and Deductions-- Deferred Sales Charge.")


     We may also offer additional Annuity Options under your Contract from time to time.

ANNUITY PAYMENTS

     Date Payouts Start. When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95.

     Amount of Each Annuity Payment. The amount of each payment depends on the size of your Contract Value, how you allocate it between fixed and variable payouts, and the annuity option chosen. No election may be made that would result in the first Annuity payment of less than $20, or total yearly Annuity payments of less than $100. If your Contract Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

     If Annuity Payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate selected (31/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity Payments would decline if the rate were below 5%. Use of the 31/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the SAI for further discussion on the impact of selecting an assumed net investment rate.)

CHARGES DEDUCTED DURING THE ANNUITY PERIOD

     We make a daily deduction for mortality and expense risks from any amounts held on a variable basis. Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk. We may also deduct a daily administrative charge from amounts held under the variable options. (See "Charges and Deductions.")

DEATH BENEFIT PAYABLE DURING THE ANNUITY PERIOD

     If an Annuitant dies after Annuity Payments have begun, any death benefit payable will depend on the terms of the Contract and the Annuity Option selected. If Option 1 or Option 3 was elected, Annuity Payments will cease on the death of the Annuitant under Option 1 or the death of the surviving Annuitant under Option 3.


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                                       10

     If Lifetime Option 2 or Option 4 was elected and the death of the Annuitant under Option 2, or the surviving Annuitant under Option 4, occurs prior to the end of the guaranteed minimum payment period, we will pay to the beneficiary in a lump sum, unless otherwise requested, the present value of the guaranteed annuity payments remaining.

     If the nonlifetime option was elected, and the Annuitant dies before all payments are made, the value of any remaining payments may be paid in a lump-sum to the beneficiary (unless otherwise requested), and no deferred sales charge will be imposed.

     If the Annuitant dies after Annuity payments have begun and if there is a death benefit payable under the Annuity option elected, the remaining value must be distributed to the beneficiary at least as rapidly as under the original method of distribution.

     Any lump-sum payment paid under the applicable lifetime or nonlifetime Annuity options will be made within seven calendar days after proof of death acceptable to us, and a request for payment are received at our Home Office. The value of any death benefit proceeds will be determined as of the next Valuation Date after we receive acceptable proof of death and a request for payment. Under Options 2 and 4, such value will be reduced by any payments made after the date of death.

                                   TAX STATUS
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--------------------------------------------------------------------------------

INTRODUCTION


     The following provides a general discussion of the federal tax treatment of the Contract and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). The Company makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract. The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefit to the Contract Holder or beneficiary may depend upon the tax status of the individual concerned. Any person concerned about these tax implications or any state, local or any other tax consequences should consult a competent tax advisor before initiating any transaction.


TAXATION OF THE COMPANY

     The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

     Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretation thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

TAX STATUS OF THE CONTRACT

     Diversification. Section 817(h) of the Code requires that with respect to the Contracts, the investments of the Funds be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the Funds' assets may be invested.

     In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In these circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control


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                                       11
over the assets. The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, a Contract Holder has additional flexibility in allocating premium payments and account values. In addition, the number of funds provided under the Contract is significantly greater than the number of funds offered in contracts on which rulings have been issued. These differences could result in a Contract Holder being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company reserves the right to modify the Contract as necessary to attempt to prevent a Contract Holder from being considered the owner of a pro rata share of the assets of the Separate Account.


     Required Distributions: In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires that Contracts issued after January 18, 1985 provide that (a) if any Contract Holder dies on or after the Annuity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution in effect at the time of the Contract Holder's death; and (b) if any Contract Holder dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Contract Holder's death. These requirements will be considered satisfied as to any portion of a Contract Holder's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Contract Holder's death. The "designated beneficiary" refers to a natural person designated by the Contract Holder as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the "designated beneficiary" is the surviving spouse of the deceased Contract Holder, the Contract may be continued with the surviving spouse as the new Contract Holder. If the Contract Holder is a non-natural person the surviving spouse who is the "designated beneficiary" of the deceased Annuitant may continue the Contract.

     If (i) the Contract was issued before January 19,1985 or (2) the Contract was issued after January 18, 1985 and the Contract Holder is a natural person but not the Annuitant and the Annuitant dies, if the beneficiary does not elect an Annuity option within 60 days of the date of death, the gain, if any, will be includable in the beneficiary's income in the year the Annuitant dies.


     The Contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

     The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

TAXATION OF ANNUITIES


     In General: Section 72 of the Code governs taxation of annuities in general. The Company believes that a Contract Holder who is a natural person generally is not taxed on increases in the Contract Value until distribution occurs by withdrawing all or part of such Contract Value (e.g., withdrawals or Annuity payments under the Annuity Option elected). For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity or a deemed distribution) is taxable as ordinary income.

     Non-Natural Holders of a Contract. If the Contract Holder is not a natural person, a Contract is not treated as an annuity for income tax purposes and the "income on the contract" for the taxable year is currently taxable as ordinary income. "Income on the Contract" is any increase over the year in the Surrender Value, adjusted for Purchase Payments made during the year, amounts previously distributed and amounts previously included in income. There are some exceptions to the rule and a non-natural person should consult with its tax advisor prior to purchasing this Contract. A non-natural person exempt from federal income taxes should consult with its tax advisor regarding treatment of "income on the contract" for purposes of the unrelated business income tax. When the Contract Holder is not a natural person, the Annuitant is considered the Contract Holder for meeting the required distribution-at-death rules. In addition, when the Contract Holder is not a natural



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                                       12
person, a change in the Annuitant is treated as the death of the Contract
Holder.


     The following discussion generally applies to a Contract owned by a natural person.

     Withdrawals: Partial withdrawals, including withdrawals under the Systematic Withdrawal Option, are generally treated as taxable income to the extent that the Contract Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Full surrenders of a Contract are treated as taxable income to the extent that the amount received exceeds the "investment in the contract".

     Annuity Payments: Although the tax consequences may vary depending on the Annuity payment elected under the Contract, in general, only the portion of the Annuity payment that represents the amount by which the Contract Value exceeds the "investment in the contract" will be taxed; after the "investment in the contract" is recovered, the full amount of any additional Annuity payments is taxable. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract". For fixed annuity payments, in general there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity payments for the term of the payments; however, the remainder of each Annuity payment is taxable. Once the "investment in the contract" has been fully recovered, the full amount of any additional Annuity payments is taxable. If Annuity payments cease as a result of an Annuitant's death before full recovery of the "investment in the contract," consult a competent tax advisor regarding deductibility of the unrecovered amount.


     Penalty Tax: In the case of a distribution, there may be imposed a federal tax penalty equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the taxpayer attains age 591/2; (2) made as a result of death of a Contract Holder or if the Contract Holder is not an individual, at the death of the Annuitant; (3) made as a result of the taxpayer's becoming disabled (as defined in the Code); (4) received in substantially equal periodic payments for the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and a "designated beneficiary"; or (5) allocable to "investment in the Contract" before August 14, 1982.


     Taxation of Death Benefit Proceeds: Amounts may be distributed from the Contract because of the death of a Contract Holder or the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender as described above, or (2) if distributed under an Annuity Option, they are taxed in the same manner as Annuity payments, as described above.


     Transfers, Assignments, or Exchanges of the Contract: A transfer of ownership of a Contract, the designation of an Annuitant, payee or other beneficiary who is not also a Contract Holder, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences. The assignment, pledge or agreement to assign or pledge any portion of the Contract Value generally will be treated as a taxable distribution. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

     Multiple Contracts: All deferred non-qualified annuity contracts that are issued on or after October 12, 1988 by the Company (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for the purposes of determining the amount includible in gross income under section 72(e) of the Code. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise.

     Withholding: Annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. If the recipient is a non-resident alien, any withholding will be governed by Code Section 1441 based on the individual's citizenship, the country of domicile and treaty status.



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                                       13

                                  MISCELLANEOUS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DISTRIBUTION

     The Company serves as the principal underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. (NASD). As principal underwriter, the Company contracts with one or more registered broker-dealers ("Distributors"), including at least one affiliate of the Company, to offer and sell the Contracts. All persons offering and selling the Contracts must be registered representatives of the Distributors and must also be licensed as insurance agents to sell variable annuity contracts. These registered representatives may also provide services to Contract Holders in connection with establishing their Contracts.

     Payment of Commissions. Persons offering and selling the Contracts may receive commissions in connection with the sale of the Contracts. The maximum percentage amount that the Company will ever pay as commission with respect to any given Purchase Payment is with respect to those made during the first year of Purchase Payments under an Account. The percentage amount will range from 1% to 71/2% of those Purchase Payments. The Company may also pay renewal commissions and service fees on Purchase Payments made after the first year. The average of all payments made by the Company is estimated to equal approximately 3% of the total Purchase Payments made over the life of an average Contract. In addition, some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the relative profitability to the Company of the funding options you select. Funding options that invest in Funds advised by the Company or its affiliates are generally more profitable to the Company. The Company may also reimburse the Distributor for certain expenses. The name of the Distributor and the registered representative responsible for your Contract are set forth in your application. Commissions and sales related expenses are paid by the Company and are not deducted from Purchase Payments. (See "Charges and Deductions--Deferred Sales Charge.")

DELAY OR SUSPENSION OF PAYMENTS

     The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or it is not reasonably practicable for the Company fairly to determine the value of the Subaccount's assets; or (c) during such other periods as the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.


PERFORMANCE REPORTING

     From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since contributions were first received in the Fund under the Separate Account, if less than the full period). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, the administrative charge and any applicable deferred sales charge). "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may also be calculated from the Fund's inception date.


     The Company may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.


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                                       14

VOTING RIGHTS

     In accordance with the Company's view of present applicable law, it will vote the shares of each of the Funds held by the Separate Account at regular and special meetings of Fund shareholders in accordance with instructions received from Contract Holders. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions.

     Contract Holders will receive periodic reports relating to the Fund(s) in which they have an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by written communication at least 14 days before such meeting. The number of votes to which each person may give direction will be determined as of the record date set by the Fund.

     The number of votes each Contract Holder may cast during the Accumulation Period is equal to the portion of the Contract Value attributable to that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the valuation reserve applicable to the portion of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized. Where the Contract Value or valuation reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund.

MODIFICATION OF THE CONTRACT

     The Company may change the Contract as required by federal or state law. In addition, the Company may, upon 30 day's written notice to the Contract Holder, make changes to certain provisions of the Contract if it deems an amendment appropriate. However, no change will affect the amount or terms of any annuity which begins before the change, and certain provisions of the Contract may not be changed. Certain changes will require the approval of appropriate state or federal regulatory authorities.

TRANSFER OF OWNERSHIP; ASSIGNMENT

     No assignment of a Contract will be binding on us unless made in writing and sent to us at our Home Office. The Company will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If the Company fails to follow its procedures, it would be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the Contract Holder and the interest of the Annuitant and any beneficiary will be subject to the rights of any assignee of record.

LEGAL MATTERS AND PROCEEDINGS

     The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Counsel to the Company.


YEAR 2000

     As a healthcare and financial services enterprise, Aetna Inc. (referred to collectively with its affiliates and subsidiaries as Aetna), is dependent on computer systems and applications to conduct its business. Aetna has developed and is currently executing a comprehensive risk-based plan designed to make its computer systems, applications and facilities Year 2000 ready. The plan covers four stages including (i) inventory, (ii) assessment, (iii) remediation and (iv) testing and certification. At year end 1997, Aetna , including the Company, had substantially completed the inventory and assessment stages. The remediation process is currently underway and targeted for completion by December 31, 1998. Testing and certification of these systems and applications are targeted for completion by mid-1999. The costs of these efforts will not affect the Separate Account.

     The Company, its affiliates and the mutual funds that serve as investment options for the Separate Account also have relationships with investment advisers, broker dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna, including the Company, is initiating communication with its critical external relationships to determine the extent to which Aetna may be vulnerable to such parties' failure to resolve their own Year 2000 issues. Where practicable Aetna and the Company will assess and attempt to mitigate their risks with respect to the failure of these parties to be Year 2000 ready. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the Separate Account, including, without limitation, its operation or the valuation of its assets and units.



--------------------------------------------------------------------------------

                                 CONTENTS OF THE
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Statement of Additional Information (SAI) contains more specific information on the Separate Account and the Contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

         General Information and History
         Variable Annuity Account B
         Offering and Purchase of Contracts
         Performance Data
         General
         Average Annual Total Return Quotations
         Annuity Payments
         Sales Material and Advertising
         Independent Auditors
         Financial Statements of the Separate Account
         Financial Statements of the Company


--------------------------------------------------------------------------------
                                       16

                                   APPENDIX I

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following summarizes material information concerning the Fixed Account. Amounts allocated to the Fixed Account are held in the Company's general account that supports general insurance and annuity obligations. Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in the Prospectus regarding the Fixed Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

     The Fixed Account guarantees the minimum interest rate specified in the Contract (this minimum interest rate cannot be changed by the Company). The Company may credit a higher interest rate from time to time. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under the Fixed Account, the Company assumes the risk of investment gain or loss by guaranteeing Purchase Payment values and promising a minimum interest rate and Annuity Payment. Under certain emergency conditions, the Company may defer payment:

     (a) for a period of up to 6 months (unless not allowed by state law); and

     (b) as provided by federal law.

     Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account.

     The Fixed Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS AMONG INVESTMENT OPTIONS

     Transfers from the Fixed Account to any other available investment options(s) are allowed in each calendar year during the Accumulation Period. The amount which may be transferred may vary at our discretion; however, it will never be less than 10% of the amount held under the Fixed Account.

     By notifying us at our Home Office at least 30 days before Annuity Payments begin, you may elect to have amounts which have been accumulating under the Fixed Account transferred to one or more of the Subaccounts available during the Annuity Period to provide variable Annuity Payments.


--------------------------------------------------------------------------------
                                       17

                                   APPENDIX II

                         CONDENSED FINANCIAL INFORMATION

    (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The condensed financial information presented below for each of the periods in the ten-year period ended December 31, 1997 (as applicable), is derived from the financial statements of the Separate Account, which have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1997 are included in the Statement of Additional Information.

                                     Table I
          (For Contracts with total Separate Account charges of 1.25%)

                                        1997              1996               1995                 1994
                                 ----------------- ----------------- ------------------- ---------------------
AETNA ASCENT VP
Value at beginning of period            $12.999           $10.652           $10.000(2)
Value at end of period                  $15.392           $12.999           $10.652
Increase (decrease) in value of
 accumulation unit(1)                     18.40%            22.04%             6.52%
Number of accumulation units
 outstanding at end of period           317,579            99,589            16,791
AETNA BALANCED VP, INC.
Value at beginning of period            $15.698           $13.803           $10.971              $11.164
Value at end of period                  $18.989           $15.698           $13.803              $10.971
Increase (decrease) in value of
 accumulation unit(1)                     20.96%            13.73%            25.81%               (1.73)%
Number of accumulation units
 outstanding at end of period         3,174,738         3,885,730         6,430,772            3,541,703
AETNA BOND VP
Value at beginning of period            $12.493           $12.212           $10.457              $11.006
Value at end of period                  $13.361           $12.493           $12.212              $10.457
Increase (decrease) in value of
 accumulation unit(1)                      6.96%             2.30%            16.78%               (4.99)%
Number of accumulation units
 outstanding at end of period         1,168,988         1,947,629         4,853,662            1,988,960
AETNA CROSSROADS VP
Value at beginning of period            $12.430           $10.594           $10.000(2)
Value at end of period                  $14.432           $12.430           $10.594
Increase (decrease) in value of
 accumulation unit(1)                     16.11%            17.32%             5.94%
Number of accumulation units
 outstanding at end of period           175,559            74,128            16,953
AETNA GROWTH AND INCOME VP
Value at beginning of period            $17.173           $13.972           $10.698              $10.940
Value at end of period                  $22.028           $17.173           $13.972              $10.698
Increase (decrease) in value of
 accumulation unit(1)                     28.27%            22.91%            30.61%               (2.21)%
Number of accumulation units
 outstanding at end of period        10,689,845        15,372,944        30,554,957           11,117,383
AETNA LEGACY VP
Value at beginning of period            $11.776           $10.443           $10.000(2)
Value at end of period                  $13.317           $11.776           $10.443
Increase (decrease) in value of
 accumulation unit(1)                     13.08             12.76%             4.43%
Number of accumulation units
 outstanding at end of period           133,741            25,977             2,222
AETNA MONEY MARKET VP
Value at beginning of period            $11.453           $11.007           $10.509              $10.223
Value at end of period                  $11.930           $11.453           $11.007              $10.509
Increase (decrease) in value of
 accumulation unit(1)                      4.16%             4.05%             4.73%                2.79%
Number of accumulation units
 outstanding at end of period           974,714         1,984,269         4,354,272            1,822,449

                                      1993           1992             1991            1990           1989           1988
                                 ------------- ---------------- ---------------- ------------- ---------------- ------------
AETNA ASCENT VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA BALANCED VP, INC.
Value at beginning of period         $10.286        $12.717           $10.882        $10.423        $10.000(4)
Value at end of period               $11.164        $10.286(3)        $12.717        $10.882        $10.423
Increase (decrease) in value of
 accumulation unit(1)                   8.54%              (3)          16.86%          4.40%          4.23%
Number of accumulation units
 outstanding at end of period        318,711          6,537         1,324,822        984,798        639,219
AETNA BOND VP
Value at beginning of period         $10.160        $37.815           $32.066        $29.752        $26.291        $24.734
Value at end of period               $11.006        $10.160(5)        $37.815        $32.066        $29,752        $26.291
Increase (decrease) in value of
 accumulation unit(1)                   8.33%              (5)          17.93  %        7.78%         13.16%          6.29%
Number of accumulation units
 outstanding at end of period        166,913          4,196           427,893        358,454        366,176        383,856
AETNA CROSSROADS VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA GROWTH AND INCOME VP
Value at beginning of period         $10.378        $84.249           $67.496        $66.174        $51.900        $45.839
Value at end of period               $10.940        $10.378(6)        $84.249        $67.496        $66.174        $51.900
Increase (decrease) in value of
 accumulation unit(1)                   5.41%              (6)          24.82  %        2.00%         27.50%         13.22%
Number of accumulation units
 outstanding at end of period        879,670          3,107           908,777        810,126        831,547        887,039
AETNA LEGACY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period         $10.031        $34.122           $32.431        $30.285        $28.029        $26.401
Value at end of period               $10.223        $10.031(7)        $34.122        $32.431        $30.285        $28.029
Increase (decrease) in value of
 accumulation unit(1)                   1.91%              (7)           5.21%          7.09%          8.05%          6.17%
Number of accumulation units
 outstanding at end of period         90,782          2,808           548,425        722,438        653,619        720,726


--------------------------------------------------------------------------------
                                       18

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              1997          1996           1995
                                         ------------- ------------- ----------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                 $12.475       $11.054        $10.000(2)
Value at end of period                       $15.784       $12.475        $11.054
Increase (decrease) in value of
 accumulation unit(1)                          26.53%        12.86%         10.54%
Number of accumulation units
 outstanding at end of period                328,562       208,072        294,244
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                 $11.402       $10.066        $10.000(2)
Value at end of period                       $13.904       $11.402        $10.066
Increase (decrease) in value of
 accumulation unit(1)                          21.95%        13.27%          0.66%
Number of accumulation units
 outstanding at end of period                229,060       199,720        288,576
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                 $11.238       $10.052        $10.000(2)
Value at end of period                       $12.381       $11.238        $10.052
Increase (decrease) in value of
 accumulation unit(1)                          10.17%        11.80%          0.52%
Number of accumulation units
 outstanding at end of period                 51,780        38,994         33,813
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                 $12.540       $10.468        $10.000(2)
Value at end of period                       $15.374       $12.540        $10.468
Increase (decrease) in value of
 accumulation unit(1)                          22.60%        19.79%          4.68%
Number of accumulation units
 outstanding at end of period                465,699       273,189        379,862
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                 $13.850       $12.992        $10.319
Value at end of period                       $15.410       $13.850        $12.992
Increase (decrease) in value of
 accumulation unit(1)                          11.26%         6.60%         25.91%
Number of accumulation units
 outstanding at end of period                469,230       590,904        723,839
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                 $12.431       $10.835        $10.000(2)
Value at end of period                       $14.990       $12.431        $10.835
Increase (decrease) in value of
 accumulation unit(1)                          20.58%        14.73%          8.35%
Number of accumulation units
 outstanding at end of period                193,429        74,184          7,772
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                 $13.040       $12.094         $9.886
Value at end of period                       $14.393       $13.040        $12.094
Increase (decrease) in value of
 accumulation unit(1)                          10.37%         7.83%         22.33%
Number of accumulation units
 outstanding at end of period                109,812        96,128         84,048
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                 $12.716       $10.870        $10.000(2)
Value at end of period                       $15.414       $12.716        $10.870
Increase (decrease) in value of
 accumulation unit(1)                          21.22%        16.98%          8.70%
Number of accumulation units
 outstanding at end of period                179,226       132,465         26,022
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                 $13.880       $10.893        $10.000(2)
Value at end of period                       $16.745       $13.880        $10.893
Increase (decrease) in value of
 accumulation unit(1)                          20.64%        27.43%          8.93%
Number of accumulation units
 outstanding at end of period                953,522       520,275        227,582

                                               1994        1993   1992   1991   1990   1989   1988
                                         ---------------- ------ ------ ------ ------ ------ -----
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                  $10.000(8)
Value at end of period                        $10.319
Increase (decrease) in value of
 accumulation unit(1)                            3.19%
Number of accumulation units
 outstanding at end of period                 131,702
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                  $10.000(8)
Value at end of period                         $9.886
Increase (decrease) in value of
 accumulation unit(1)                           (1.14)%
Number of accumulation units
 outstanding at end of period                  15,893
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period


--------------------------------------------------------------------------------
                                       19

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                   1997             1996          1995
                                                           -------------------- ------------ -------------
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                      $15.411
Value at end of period                                            $15.219
Increase (decrease) in value of
 accumulation unit(1)                                               (1.24)%(9)
Number of accumulation units
 outstanding at end of period                                     742,913
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                      $12.995
Value at end of period                                            $12.744
Increase (decrease) in value of
 accumulation unit(1)                                               (1.93)%(9)
Number of accumulation units
 outstanding at end of period                                     664,979
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
Value at beginning of period                                      $21.038
Value at end of period                                            $21.343
Increase (decrease) in value of
 accumulation unit(1)                                                1.45%(9)
Number of accumulation units
 outstanding at end of period                                     296,540
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                      $17.682
Value at end of period                                            $17.903
Increase (decrease) in value of
 accumulation unit(1)                                                1.25%(9)
Number of accumulation units
 outstanding at end of period                                     411,600
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period                                      $14.112
Value at end of period                                            $14.400
Increase (decrease) in value of
 accumulation unit(1)                                                2.04%(9)
Number of accumulation units
 outstanding at end of period                                     231,297

                                                               1994          1993        1992   1991   1990   1989   1988
                                                           ----------- ---------------- ------ ------ ------ ------ -----
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units
 outstanding at end of period

------------------
 (1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.
 (2) The initial Accumulation Unit value was established at $10.000 during August 1995, when the Fund became available under the Contract.
 (3) The Accumulation Unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $12.991. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 2.15%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 2.86%.
 (4) The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.
 (5) The Accumulation Unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $39.496. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 4.45%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 1.60%.
 (6) The Accumulation Unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $85.546. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 1.54%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 3.78%.
 (7) The Accumulation Unit value was converted to $10.000 on November 2, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $34.828. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 2.07%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 0.31%.
 (8) The initial Accumulation Unit value was established at $10.000 during October 1994, when the funds were first received in this option.
 (9) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.


--------------------------------------------------------------------------------
                                       20

                         CONDENSED FINANCIAL INFORMATION

   (Selected data for accumulation units outstanding throughout each period)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The condensed financial information presented below for the period ended December 31, 1997, is derived from the financial statements of the Separate Account, which have been audited by KPMG Peat Marwick LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1997 are included in the Statement of Additional Information.

                                    Table II
                    (For Contracts containing limits on fees)

                                                 1997
                                         --------------------
AETNA ASCENT VP
Value at beginning of period                    $13.943
Value at end of period                          $15.422
Increase (decrease) in value of
 accumulation unit(1)                             10.61%(2)
Number of accumulation units
 outstanding at end of period                    23,868
AETNA BALANCED VP, INC.
Value at beginning of period                    $16.898
Value at end of period                          $19.016
Increase (decrease) in value of
 accumulation unit(1)                             12.53%(2)
Number of accumulation units
 outstanding at end of period                   477,504
AETNA BOND VP
Value at beginning of period                    $12.747
Value at end of period                          $13.373
Increase (decrease) in value of
 accumulation unit(1)                              4.91%(2)
Number of accumulation units
 outstanding at end of period                   489,431
AETNA CROSSROADS VP
Value at beginning of period                    $13.178
Value at end of period                          $14.461
Increase (decrease) in value of
 accumulation unit(1)                              9.74%(2)
Number of accumulation units
 outstanding at end of period                    10,798
AETNA GROWTH AND INCOME VP
Value at beginning of period                    $19.527
Value at end of period                          $22.060
Increase (decrease) in value of
 accumulation unit(1)                             12.97%(2)
Number of accumulation units
 outstanding at end of period                 4,106,796
AETNA LEGACY VP
Value at beginning of period                    $12.335
Value at end of period                          $13.343
Increase (decrease) in value of
 accumulation unit(1)                              8.18%(2)
Number of accumulation units
 outstanding at end of period                     2,254
AETNA MONEY MARKET VP
Value at beginning of period                    $11.654
Value at end of period                          $11.930
Increase (decrease) in value of
 accumulation unit(1)                              2.37%(2)
Number of accumulation units
 outstanding at end of period                   580,412
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                    $14.017
Value at end of period                          $15.784
Increase (decrease) in value of
 accumulation unit(1)                             12.60%(2)
Number of accumulation units
 outstanding at end of period                    35,342


--------------------------------------------------------------------------------
                                       21

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                    1997
                                            -------------------
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                      $12.498
Value at end of period                            $13.904
Increase (decrease) in value of
 accumulation unit(1)                               11.26%(2)
Number of accumulation units
 outstanding at end of period                       3,029
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                      $13.535
Value at end of period                            $15.374
Increase (decrease) in value of
 accumulation unit(1)                               13.59%(2)
Number of accumulation units
 outstanding at end of period                      13,675
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                      $13.806
Value at end of period                            $15.410
Increase (decrease) in value of
 accumulation unit(1)                               11.62%(2)
Number of accumulation units
 outstanding at end of period                      19,818
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                      $13.554
Value at end of period                            $14.990
Increase (decrease) in value of
 accumulation unit(1)                               10.60%(2)
Number of accumulation units
 outstanding at end of period                       2,819
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                      $13.985
Value at end of period                            $15.414
Increase (decrease) in value of
 accumulation unit(1)                               10.22%(2)
Number of accumulation units
 outstanding at end of period                         750
JANUS ASPEN WORLDWIDE
 GROWTH PORTFOLIO
Value at beginning of period                      $15.851
Value at end of period                            $16.745
Increase (decrease) in value of
 accumulation unit(1)                                5.64%(2)
Number of accumulation units
 outstanding at end of period                      44,433
PORTFOLIO PARTNERS MFS
 EMERGING EQUITIES PORTFOLIO
Value at beginning of period                      $15.411
Value at end of period                            $15.219
Increase (decrease) in value of
 accumulation unit(1)                               (1.24)%(3)
Number of accumulation units
 outstanding at end of period                      11,848
PORTFOLIO PARTNERS MFS
 RESEARCH GROWTH PORTFOLIO
Value at beginning of period                      $12.995
Value at end of period                            $12.744
Increase (decrease) in value of
 accumulation unit(1)                               (1.93)%(3)
Number of accumulation units
 outstanding at end of period                     141,582


--------------------------------------------------------------------------------
                                       22

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          1997
                                   ------------------
PORTFOLIO PARTNERS MFS
 VALUE EQUITY PORTFOLIO
Value at beginning of period             $21.038
Value at end of period                   $21.343
Increase (decrease) in value of
 accumulation unit(1)                      (1.45)%(3)
Number of accumulation units
 outstanding at end of period              8,563
PORTFOLIO PARTNERS SCUDDER
 INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period             $17.682
Value at end of period                   $17.903
Increase (decrease) in value of
 accumulation unit(1)                       1.25%(3)
Number of accumulation units
 outstanding at end of period              3,986
PORTFOLIO PARTNERS T. ROWE
 PRICE GROWTH EQUITY PORTFOLIO
Value at beginning of period             $14.112
Value at end of period                   $14.400
Increase (decrease) in value of
 accumulation unit(1)                       2.04%(3)
Number of accumulation units
 outstanding at end of period              3,310

------------------
(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.
(2) Reflects less than a full year of performance activity. Funds were first received in this option during June 1997.
(3) Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.



--------------------------------------------------------------------------------
                                       23

--------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------


              Statement of Additional Information dated May 1, 1998


                      Individual Variable Annuity Contracts


This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "Separate Account") dated May 1, 1998.


A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-525-4225

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                            Page


General Information and History..........................................    2
Variable Annuity Account B...............................................    2
Offering and Purchase of Contracts.......................................    3
Performance Data.........................................................    3
    General..............................................................    3
    Average Annual Total Return Quotations...............................    4
Annuity Payments.........................................................    9
Sales Material and Advertising...........................................   10
Independent Auditors.....................................................   10
Financial Statements of the Separate Account.............................  S-1
Financial Statements of Aetna Life Insurance and Annuity Company.........  F-1

                         GENERAL INFORMATION AND HISTORY


Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1997, the Company (ALIAC) had $40.7 billion invested through its products, including $22.3 billion in its separate accounts (of which the Company or an affiliate oversees the management of $17.6 billion) and $1.3 billion in its mutual funds offered outside of its separate accounts. The Company is ranked among the top 2% of all U.S. life insurance companies based on assets as of December 31, 1996. The Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc., which is in turn a wholly owned subsidiary of Aetna Retirement Services, Inc., and an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account B" below).


Other than the mortality and expense risk charges and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the prospectus. The Company receives reimbursement for certain administrative costs from some advisers of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.


The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. Each Subaccount invests in the shares of only one of the Funds listed below. The Company may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions in the Contract. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions or under all Contracts.

The Funds currently available under the Contract are as follows:


[bullet] Aetna Ascent VP (formerly Aetna Ascent Variable Portfolio)
[bullet] Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.) [bullet] Aetna Income Shares d/b/a Aetna Bond VP
[bullet] Aetna Crossroads VP (formerly Aetna Crossroads Variable Portfolio) [bullet] Aetna Variable Fund d/b/a Aetna Growth and Income VP
[bullet] Aetna Legacy VP (formerly Aetna Legacy Variable Portfolio)
[bullet] Aetna Variable Encore Fund d/b/a Aetna Money Market VP
[bullet] Fidelity VIP Equity-Income Portfolio
[bullet] Fidelity VIP Growth Portfolio
[bullet] Fidelity VIP Overseas Portfolio
[bullet] Fidelity VIP II Contrafund Portfolio
[bullet] Janus Aspen Aggressive Growth Portfolio
[bullet] Janus Aspen Balanced Portfolio
[bullet] Janus Aspen Flexible Income Portfolio
[bullet] Janus Aspen Growth Portfolio
[bullet] Janus Aspen Worldwide Growth Portfolio
[bullet] Portfolio Partners MFS  Emerging Equities Portfolio
[bullet] Portfolio Partners MFS Research Growth Portfolio
[bullet] Portfolio Partners MFS Value Equity Portfolio
[bullet] Portfolio Partners Scudder International Growth Portfolio
[bullet] Portfolio Partners T. Rowe Price Growth Equity Portfolio


Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the sections titled "Purchase" and "Contract Valuation."

                                PERFORMANCE DATA

GENERAL

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.


The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the Contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the Fund since the date contributions were first received in the Fund under the Separate Account and then adjust them to reflect the deduction of all recurring charges under the Contracts during each period (e.g., mortality and expense risk charges, maintenance fees, administrative expense charges, if applicable, and deferred sales charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the Contracts described in the prospectus. The total return figures shown below may be different from the actual historical total return under your Contract because for periods prior to 1994, the Subaccount's investment performance was based on the performance of the underlying Fund plus any cash held by the Subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the Funds inception date and/or the date contributions were first received in the Fund under the Separate Account.


Investment results of the Funds will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, the Contract Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized


The set of tables shown below represents the two variations in contract payment type. Table A reflects the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1997 for the Subaccounts under Single Payment Contracts issued by the Company. Table B reflects the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1997 for the Subaccounts under Installment Payment Contracts with a $20 annual maintenance fee. For those Subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows average annual return since the date contributions were first received in the Fund under the Separate Account. For nonstandardized performance, the "Since Inception" column shows average annual total return since the Fund's inception date.

For the Subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each Subaccount : one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many Company contracts and; (b) after November 26, 1997, based on the Performance of the Portfolio Partners portfolio.

                                     TABLE A

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          Date
                                                                                                                     Contributions
                       Single Payment Account                                                                        First Received
                        ($0 Maintenance Fee)                                           STANDARDIZED                     Under the
                                                                                                                         Separate
                                                                                                                         Account
------------------------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT                                1 Year      5 Years     10 Years   Inception*
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                        12.49%                               18.27%       08/31/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                                14.91%      12.62%                   11.21%       06/30/89
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                        1.61%       5.04%       7.87%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                    10.31%                               14.99%       08/31/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                          21.86%      15.90%      15.19%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                         7.43%                               11.58%       08/31/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                            (1.04%)      2.90%       4.64%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                   20.19%                               23.06%       12/30/94
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                          15.85%                               21.76%       12/30/94
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                         4.66%                               10.86%       01/31/95
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                   16.47%                               20.34%       06/30/95
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                 5.70%                               11.92%       10/31/94
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                         14.56%                               18.38%       01/31/95
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                                   4.85%                               11.13%       10/31/94
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                           15.16%                               18.67%       07/29/94
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                 14.60%                               26.06%       04/28/95
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                          (6.18%)      11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging Equities(3)    2.48%                                9.69%       09/30/93
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                            (6.83%)      11/28/97
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS
  Research Growth(3)                                                   (8.96%)      3.92%                    5.57%       08/31/92
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                               (3.63%)      11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners MFS Value Equity(3)   18.54%      11.18%                   11.36%       11/30/92
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                                   (3.81%)      11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners Scudder
  International Growth(3)                                               2.25%      11.87%                    9.95%       08/31/92
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                    (3.06%)      11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price Growth          20.32%                               22.83%       02/28/95
Equity(3)
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
* Reflects performance from the date contributions were first received in the Fund under the Separate Account.
(1) These Funds have been available through the Separate Account for more than ten years.
(2) The current yield for the Subaccount for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.23%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above except the maximum 5% deferred sales charge.
(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Date Contributions First Received Under Separate Account" refers to the applicable date for the replaced Fund.

------------------------------------------------------------------------------------------------------------------------------------
                       Single Payment Account                                          NON-STANDARDIZED                       Fund
                        ($0 Maintenance Fee)                                                                               Inception
                                                                                                                              Date
------------------------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT                                1 Year   3 Years    5 Years   10 Years  Inception**
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                        18.41%                                     20.36%    07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                                20.96%    20.02%    13.02%                 11.13%    04/03/89
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                        6.96%     8.51%     5.61%      7.87%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                    16.11%                                     17.05%    07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                          28.28%    27.23%    16.24%     15.19%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                        13.08%                                     13.55%    07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                             4.17%     4.32%     3.52%      4.64%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)                                26.52%    23.97%    18.68%     15.28%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                                       21.95%    22.69%    16.55%     15.74%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)                                     10.17%    10.09%    12.71%      8.27%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                   22.60%                                     26.61%    01/03/95
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                11.27%    14.30%                           17.75%    09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                         20.58%    19.47%                           14.86%    09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                                  10.37%    13.34%                            8.67%    09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                           21.22%    22.16%                           16.22%    09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                 20.64%    24.59%                           21.40%    09/13/93
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                                (1.24%)   11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging Equities(3)    7.87%    16.52%    10.82%                 17.51%    09/21/88
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                                  (1.93%)   11/28/97
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS
  Research Growth(3)                                                   (4.16%)    5.45%     4.51%      7.38%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                                      1.45%    11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners MFS Value Equity(3)   24.78%    20.50%    11.61%     13.23%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                                          1.25%    11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners Scudder
  International Growth(3)                                               7.64%    10.22%    12.29%     10.41%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                           2.04%    11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price Growth          26.66%    24.07%    18.27%                 18.22%    01/09/89
Equity(3)
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
**  Reflects performance from the Fund's inception date.
(1) These Funds have been in operation for more than ten years.
(2) The current yield for the Subaccount for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.23%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above. As in the table above, the maximum 5% deferred sales charge is not reflected.
(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Fund Inception Date" refers to the applicable date for the replaced Fund. If no date is shown, the replaced Fund has been in operation for more than ten years.

                                     TABLE B

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Date
                                                                                                                      Contributions
                    Installment Payment Account                                                                       First Received
                       ($20 Maintenance Fee)                                           STANDARDIZED                     Under the
                                                                                                                         Separate
                                                                                                                         Account
------------------------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT                                 1 Year      5 Years     10 Years   Inception*
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                         12.47%                               18.26%      08/31/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                                 14.90%      12.51%                   11.04%      06/30/89
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                         1.60%       4.89%        7.86%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                     10.30%                               14.98%      08/31/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                           21.85%      15.80%       15.18%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                          7.42%                               11.57%      08/31/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                             (1.05%)      2.73%        4.63%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                    20.18%                               23.05%      12/30/94
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                           15.84%                               21.75%      12/30/94
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          4.65%                               10.85%      01/31/95
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                    16.46%                               20.33%      06/30/95
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                  5.69%                               11.91%      10/31/94
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                          14.54%                               18.37%      01/31/95
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                                    4.84%                               11.12%      10/31/94
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                            15.15%                               18.66%      07/29/94
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                  14.59%                               26.05%      04/28/95
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                           (6.19%)     11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging Equities(3)     2.47%                                9.68%      09/30/93
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                             (6.85%)     11/28/97
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS
  Research Growth(3)                                                    (8.97%)      3.76%                    5.43%      08/31/92
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                                (3.64%)     11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners MFS Value Equity(3)    18.53%      11.06%                   11.25%      11/30/92
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                                    (3.82%)     11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners Scudder
  International Growth(3)                                                2.24%      11.75%                    9.84%      08/31/92
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                     (3.07%)     11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price Growth           20.31%                               22.82%      02/28/95
Equity(3)
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
* Reflects performance from the date contributions were first received in the Fund under the Separate Account.
(1) These Funds have been available through the Separate Account for more than ten years.
(2) The current yield for the Subaccount for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.219%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above except the maximum 5% deferred sales charge.
(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Date Contributions First Received Under Separate Account" refers to the applicable date for the replaced Fund.

------------------------------------------------------------------------------------------------------------------------------------
                    Installment Payment Account                                                                               Fund
                       ($20 Maintenance Fee)                                           NON-STANDARDIZED                    Inception
                                                                                                                              Date
------------------------------------------------------------------------------------------------------------------------------------
                             SUBACCOUNT                                1 Year   3 Years    5 Years   10 Years  Inception**
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                                        18.39%                                     20.35%    07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                                20.95%    20.01%    13.01%                 11.11%    04/03/89
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                                        6.94%     8.50%     5.60%      7.86%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                                    16.10%                                     17.04%    07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                                          28.26%    27.22%    16.23%     15.18%
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                                        13.07%                                     13.54%    07/05/95
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                             4.15%     4.31%     3.51%      4.63%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)                                26.51%    23.96%    18.67%     15.27%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                                       21.94%    22.68%    16.53%     15.73%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)                                     10.16%    10.08%    12.69%      8.26%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                   22.59%                                     26.60%    01/03/95
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                11.25%    14.29%                           17.74%    09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                         20.57%    19.46%                           14.85%    09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                                  10.36%    13.33%                            8.66%    09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                           21.21%    22.15%                           16.21%    09/13/93
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                 20.63%    24.58%                           21.39%    09/13/93
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                                (1.25%)   11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging Equities(3)    7.86%    16.51%    10.81%                 17.50%    09/21/88
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                                  (1.94%)   11/28/97
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS
  Research Growth(3)                                                   (4.18%)    5.44%     4.50%      7.36%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                                      1.44%    11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman AMT Growth/Portfolio Partners MFS Value Equity(3)   24.76%    20.49%    11.60%     13.22%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                                          1.24%    11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners Scudder
  International Growth(3)                                               7.62%    10.21%    12.28%     10.39%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth Equity Portfolio                                                           2.03%    11/28/97
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe Price Growth          26.64%    24.06%    18.26%                 18.21%    01/09/89
Equity(3)
------------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
**  Reflects performance from the Fund's inception date.
(1) These Funds have been in operation for more than ten years.
(2) The current yield for the Subaccount for the 7-day period ended December 31, 1997 (on an annualized basis) was 4.219%. The current yield reflects the deduction of all charges under the Contract that are deducted from the total return quotations shown above. As in the table above, the maximum 5% deferred sales charge is not reflected.
(3) The Fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced Fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced Fund may not have been available under all Contracts. The "Fund Inception Date" refers to the applicable date for the replaced Fund. If no date is shown, the replaced Fund has been in operation for more than ten years.

                                ANNUITY PAYMENTS

When Annuity Payments are to begin, the value of the Account is determined using Accumulation Unit values as of the tenth Valuation Date before the first Annuity Payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity Payment for each $1,000 of value applied. Thereafter, variable Annuity Payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity Payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation period to the next; such fluctuations reflect changes in the net investment factor for the appropriate Subaccount(s) (with a ten Valuation Date lag which gives the Company time to process Annuity Payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:
Assume that, at the date Annuity Payments are to begin, there are 3,000 Accumulation Units credited under a particular Account and that the value of an Accumulation Unit for the tenth valuation period prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity Payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the valuation period in which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Subaccount is
1.0015000 as of the tenth Valuation Date preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior valuation period (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the valuation period in which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Subaccount being compared.


We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the Contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the Separate Account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.


The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Contract Holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and review of filings made with the SEC.

                              FINANCIAL STATEMENTS

                           VARIABLE ANNUITY ACCOUNT B

                                      Index

Statement of Assets and Liabilities....................................... S-2
Statements of Operations and Changes in Net Assets........................ S-6
Notes to Financial Statements............................................. S-7
Independent Auditors' Report.............................................. S-25

Variable Annuity Account B
Statement of Assets and Liabilities - December 31, 1997

ASSETS:
Investments, at net asset value: (Note 1)
 Aetna Variable Fund; 30,411,094 shares (cost $955,207,313) ......................  $1,022,883,150
 Aetna Income Shares; 5,674,428 shares (cost $72,136,754) ........................      72,918,472
 Aetna Variable Encore Fund; 9,348,762 shares (cost $123,509,269) ................     124,939,137
 Aetna Investment Advisers Fund, Inc.; 10,156,919 shares (cost $141,710,363) .....     162,842,121
 Aetna GET Fund, Series B; 1,326,295 shares (cost $14,665,182) ...................      20,859,924
 Aetna GET Fund, Series C; 866,713 shares (cost $8,784,556) ......................      10,929,107
 Aetna Ascent Variable Portfolio; 1,448,001 shares (cost $19,409,307) ............      20,443,736
 Aetna Crossroads Variable Portfolio; 1,552,948 shares (cost $19,616,465) ........      20,320,625
 Aetna Legacy Variable Portfolio; 1,652,443 shares (cost $19,438,586) ............      19,994,608
 Aetna Variable Portfolio, Inc.:
  Capital Appreciation Portfolio; 328,354 shares (cost $4,457,675) ...............       3,912,594
  Growth Portfolio; 326,907 shares (cost $4,163,981) .............................       3,218,910
  Index Plus Portfolio; 2,014,660 shares (cost $26,897,404) ......................      28,239,788
  Small Company Portfolio; 478,249 shares (cost $6,406,805) ......................       6,107,129
 Alger American Funds:
  Balanced Portfolio; 525,665 shares (cost $4,964,549) ...........................       5,656,151
  Income and Growth Portfolio; 1,287,394 shares (cost $11,439,405) ...............      14,148,460
  Leveraged AllCap Portfolio; 616,315 shares (cost $12,739,767) ..................      14,280,009
 American Century Investments:
  Balanced Fund; 563,499 shares (cost $4,180,851) ................................       4,643,230
  International Fund; 855,695 shares (cost $5,491,134) ...........................       5,852,955
 Calvert Social Balanced Portfolio; 490,079 shares (cost $912,050) ...............         971,337
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio; 5,712,922 shares (cost $118,902,067) ..................     138,709,740
  Growth Portfolio; 2,167,158 shares (cost $65,817,036) ..........................      80,401,549
  High Income Portfolio; 2,598,408 shares (cost $32,563,692) .....................      35,286,379
  Overseas Portfolio; 677,325 shares (cost $12,543,713) ..........................      13,004,643
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio; 652,031 shares (cost $10,605,372) .....................      11,743,075
  Contrafund Portfolio; 5,407,595 shares (cost $89,625,610) ......................     107,827,442
  Index 500 Portfolio; 673,020 shares (cost $66,103,932) .........................      76,986,772
  Investment Grade Bond Portfolio; 523,741 shares (cost $6,191,022) ..............       6,578,182
 Insurance Management Series:
  American Leaders Fund II; 5,952,606 shares (cost $86,738,072) ..................     116,849,662
  Equity Income Fund II; 1,619,705 shares (cost $19,027,165) .....................      19,938,571
  Growth Strategies Fund II; 1,406,137 shares (cost $19,150,654) .................      22,709,106
  High Income Bond Fund II; 4,859,621 shares (cost $49,449,772) ..................      53,212,853
  International Equity Fund II; 1,136,596 shares (cost $13,007,527) ..............      13,946,028
  Prime Money Fund II; 7,530,487 shares (cost $7,530,487) ........................       7,530,487
  U.S. Government Securities Fund II; 1,252,067 shares (cost 12,683,585) .........      13,196,784
  Utility Fund II; 1,840,648 shares (cost $20,501,843) ...........................      26,302,858
 Janus Aspen Series:
  Aggressive Growth Portfolio; 1,867,831 shares (cost $33,789,408) ...............      38,383,925
  Balanced Portfolio; 1,782,815 shares (cost $27,682,920) ........................      31,145,778
  Flexible Income Portfolio; 894,277 shares (cost $10,167,023) ...................      10,534,588
  Growth Portfolio; 2,203,400 shares (cost $34,954,619) ..........................      40,718,827
  Worldwide Growth Portfolio; 6,953,978 shares (cost $144,443,276) ...............     162,653,541
 Lexington Emerging Markets Fund; 318,004 shares (cost $3,542,964) ...............       2,833,416
 Lexington Natural Resources Trust Fund; 464,813 shares (cost $6,752,492) ........       6,930,364

Variable Annuity Account B
Statement of Assets and Liabilities - December 31, 1997 (continued):


MFS Funds:
 Total Return Series; 1,140,943 shares (cost $16,998,729) ............................  $   18,973,878
 Worldwide Government Series; 129,706 shares (cost $1,330,232) .......................       1,324,295
Oppenheimer Funds:
 Capital Appreciation Fund; 90,044 shares (cost $3,554,414) ..........................       3,688,200
 Global Securities Fund; 125,453 shares (cost $2,681,784) ............................       2,680,937
 Growth & Income Fund; 616,565 shares (cost $12,222,979) .............................      12,688,907
 Strategic Bond Fund; 604,043 shares (cost $3,113,874) ...............................       3,092,701
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio; 2,221,275 shares (cost $96,046,526) ............      95,292,694
 PPI MFS Research Growth Portfolio; 6,783,433 shares (cost $67,030,057) ..............      65,867,130
 PPI MFS Value Equity Portfolio; 515,803 shares (cost $15,207,018) ...................      15,427,681
 PPI Scudder International Growth Portfolio; 897,175 shares (cost $12,454,736) .......      12,650,163
 PPI T. Rowe Price Growth Equity Portfolio; 2,067,651 shares (cost $88,372,335) ......      90,170,258
                                                                                        --------------
NET ASSETS (cost $2,666,918,351) .....................................................  $2,922,442,857
                                                                                        ==============

Net assets represented by:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and 5)


Aetna Variable Fund:
   Annuity contracts in accumulation ...........  $892,006,381
   Annuity contracts in payment period .........   130,876,769
Aetna Income Shares:
   Annuity contracts in accumulation ...........    69,236,488
   Annuity contracts in payment period .........     3,681,984
Aetna Variable Encore Fund:
   Annuity contracts in accumulation ...........   124,939,137
Aetna Investment Advisers Fund, Inc.:
   Annuity contracts in accumulation ...........   150,761,384
   Annuity contracts in payment period .........    12,080,737
Aetna GET Fund, Series B:
   Annuity contracts in accumulation ...........    20,859,924
Aetna GET Fund, Series C:
   Annuity contracts in accumulation ...........    10,929,107
Aetna Ascent Variable Portfolio:
   Annuity contracts in accumulation ...........    20,443,736
Aetna Crossroads Variable Portfolio:
   Annuity contracts in accumulation ...........    20,250,904
   Annuity contracts in payment period .........        69,721
Aetna Legacy Variable Portfolio:
   Annuity contracts in accumulation ...........    18,710,015
   Annuity contracts in payment period .........     1,284,593
Aetna Variable Portfolio, Inc.:
 Capital Appreciation Portfolio:
   Annuity contracts in accumulation ...........     3,912,594
 Growth Portfolio:
   Annuity contracts in accumulation ...........     3,210,344
   Annuity contracts in payment period .........         8,566
 Index Plus Portfolio:
   Annuity contracts in accumulation ...........    28,074,705
   Annuity contracts in payment period .........       165,083

Variable Annuity Account B
Statement of Assets and Liabilities - December 31, 1997 (continued):


 Small Company Portfolio:
   Annuity contracts in accumulation .................... $ 6,059,783
   Annuity contracts in payment period ..................      47,346
Alger American Funds:
 Balanced Portfolio:
   Annuity contracts in accumulation ....................   5,656,151
 Income and Growth Portfolio:
   Annuity contracts in accumulation ....................  14,148,460
 Leveraged AllCap Portfolio:
   Annuity contracts in accumulation ....................  14,280,009
American Century Investments:
 Balanced Fund:
   Annuity contracts in accumulation ....................   4,643,230
 International Fund:
   Annuity contracts in accumulation ....................   5,852,955
Calvert Social Balanced Portfolio:
   Annuity contracts in accumulation ....................     971,337
Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
   Annuity contracts in accumulation .................... 138,709,740
 Growth Portfolio:
   Annuity contracts in accumulation ....................  80,401,549
 High Income Portfolio:
   Annuity contracts in accumulation ....................  35,217,837
   Annuity contracts in payment period ..................      68,542
 Overseas Portfolio:
   Annuity contracts in accumulation ....................  13,004,643
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
   Annuity contracts in accumulation ....................  11,743,075
 Contrafund Portfolio:
   Annuity contracts in accumulation .................... 107,827,442
 Index 500 Portfolio:
   Annuity contracts in accumulation ....................  76,986,772
 Investment Grade Bond Portfolio:
   Annuity contracts in accumulation ....................   6,578,182
Insurance Management Series:
 American Leaders Fund II:
   Annuity contracts in accumulation .................... 116,800,911
   Annuity contracts in payment period ..................      48,751
 Equity Income Fund II:
   Annuity contracts in accumulation ....................  19,938,571
 Growth Strategies Fund II:
   Annuity contracts in accumulation ....................  22,709,106
 High Income Bond Fund II:
   Annuity contracts in accumulation ....................  53,212,853
 International Equity Fund II:
   Annuity contracts in accumulation ....................  13,946,028
 Prime Money Fund II:
   Annuity contracts in accumulation ....................   7,530,487

Variable Annuity Account B
Statement of Assets and Liabilities - December 31, 1997 (continued):


 U.S. Government Securities Fund II:
   Annuity contracts in accumulation ...........  $   13,196,784
 Utility Fund II:
   Annuity contracts in accumulation ...........      26,302,858
Janus Aspen Series:
 Aggressive Growth Portfolio:
   Annuity contracts in accumulation ...........      38,383,925
 Balanced Portfolio:
   Annuity contracts in accumulation ...........      31,145,778
 Flexible Income Portfolio:
   Annuity contracts in accumulation ...........      10,534,588
 Growth Portfolio:
   Annuity contracts in accumulation ...........      40,072,928
   Annuity contracts in payment period .........         645,899
 Worldwide Growth Portfolio:
   Annuity contracts in accumulation ...........     160,658,096
   Annuity contracts in payment period .........       1,995,445
Lexington Emerging Markets Fund:
   Annuity contracts in accumulation ...........       2,833,416
Lexington Natural Resources Trust Fund:
   Annuity contracts in accumulation ...........       6,930,364
MFS Funds:
 Total Return Series:
   Annuity contracts in accumulation ...........      18,973,878
 Worldwide Government Series:
   Annuity contracts in accumulation ...........       1,324,295
Oppenheimer Funds:
 Capital Appreciation Fund:
   Annuity contracts in accumulation ...........       3,688,200
 Global Securities Fund:
   Annuity contracts in accumulation ...........       2,680,937
 Growth & Income Fund:
   Annuity contracts in accumulation ...........      12,688,907
 Strategic Bond Fund:
   Annuity contracts in accumulation ...........       3,092,701
Portfolio Partners, Inc:
 PPI MFS Emerging Equities Portfolio:
   Annuity contracts in accumulation ...........      94,796,247
   Annuity contracts in payment period .........         496,447
 PPI MFS Research Growth Portfolio:
   Annuity contracts in accumulation ...........      65,867,130
 PPI MFS Value Equity Portfolio:
   Annuity contracts in accumulation ...........      15,049,606
   Annuity contracts in payment period .........         378,075
 PPI Scudder International Growth Portfolio:
   Annuity contracts in accumulation ...........      12,650,163
 PPI T. Rowe Price Growth Equity Portfolio:
   Annuity contracts in accumulation ...........      90,170,258
                                                  --------------
                                                  $2,922,442,857
                                                  ==============



See Notes to Financial Statements

Variable Annuity Account B
Statements of Operations and Changes in Net Assets


                                                                                  Year Ended December 31,
                                                                                  1997                1996
                                                                                  -----               ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends .............................................................    $  278,833,116      $  120,367,178
Expenses: (Notes 2 and 5)
 Valuation period deductions ...........................................       (29,243,851)        (17,483,870)
                                                                            --------------      --------------
Net investment income ..................................................       249,589,265         102,883,308
                                                                            --------------      --------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ...................................................     1,004,789,371         365,025,974
 Cost of investments sold ..............................................       933,728,508         347,598,566
                                                                            --------------      --------------
  Net realized gain ....................................................        71,060,863          17,427,408
                                                                            --------------      --------------
Net unrealized gain on investments: (Note 5)
 Beginning of Year .....................................................       122,191,053          28,746,944
 End of Year ...........................................................       255,524,506         122,191,053
                                                                            --------------      --------------
  Net change in unrealized gain ........................................       133,333,453          93,444,109
                                                                            --------------      --------------
Net realized and unrealized gain on investments ........................       204,394,316         110,871,517
                                                                            --------------      --------------
Net increase in net assets resulting from operations ...................       453,983,581         213,754,825
                                                                            --------------      --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ............................       571,517,770         538,586,667
Sales and administrative charges deducted by the Company ...............           (16,265)            (17,370)
                                                                            --------------      --------------
  Net variable annuity contract purchase payments ......................       571,501,505         538,569,297
Transfers from the Company for mortality guarantee adjustments .........           371,835             690,779
Transfers from the Company's fixed account options .....................       144,526,667          50,549,121
Redemptions by contract holders ........................................       (82,942,177)        (73,738,526)
Annuity Payments .......................................................       (16,137,431)        (12,108,943)
Other ..................................................................         2,327,153             159,467
                                                                            --------------      --------------
  Net increase in net assets from unit transactions (Note 5) ...........       619,647,552         504,121,195
                                                                            --------------      --------------
Change in net assets ...................................................     1,073,631,133         717,876,020
NET ASSETS:
Beginning of Year ......................................................     1,848,811,724       1,130,935,704
                                                                            --------------      --------------
End of Year ............................................................    $2,922,442,857      $1,848,811,724
                                                                            ==============      ==============



See Notes to Financial Statements

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997

1. Summary of Significant Accounting Policies


   Variable Annuity Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.


   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.


   a. Valuation of Investments
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1997:

   Aetna Variable Fund                                        Insurance Management Series:
   Aetna Income Shares                                        [bullet] American Leaders Fund II [bullet]
   Aetna Variable Encore Fund                                 [bullet] Equity Income Fund II
   Aetna Investment Advisers Fund, Inc.                       [bullet] Growth Strategies Fund II
   Aetna GET Fund, Series B                                   [bullet] High Income Bond Fund II
   Aetna GET Fund, Series C                                   [bullet] International Equity Fund II
   Aetna Ascent Variable Portfolio                            [bullet] Prime Money Fund II
   Aetna Crossroads Variable Portfolio                        [bullet] U.S. Government Securities Fund II
   Aetna Legacy Variable Portfolio                            [bullet] Utility Fund II
   Aetna Variable Portfolio, Inc.:                            Janus Aspen Series:
   [bullet] Capital Appreciation Portfolio                    [bullet] Aggressive Growth Portfolio
   [bullet] Growth Portfolio                                  [bullet] Balanced Portfolio
   [bullet] Index Plus Portfolio                              [bullet] Flexible Income Portfolio
   [bullet] Small Company Portfolio                           [bullet] Growth Portfolio
   Alger American Funds:                                      [bullet] Worldwide Growth Portfolio
   [bullet] Balanced Portfolio                                Lexington Emerging Markets Fund
   [bullet] Income and Growth Portfolio                       Lexington Natural Resources Trust Fund
   [bullet] Leveraged AllCap Portfolio                        MFS Funds:
   American Century Investments:                              [bullet] Total Return Series
   [bullet] Balanced Fund                                     [bullet] Worldwide Government Series
   [bullet] International Fund                                Oppenheimer Funds:
   Calvert Social Balanced Portfolio                          [bullet] Capital Appreciation Fund
   Fidelity Investments Variable Insurance Products Fund:     [bullet] Global Securities Fund
   [bullet] Equity-Income Portfolio                           [bullet] Growth & Income Fund
   [bullet] Growth Portfolio                                  [bullet] Strategic Bond Fund
   [bullet] High Income Portfolio                             Portfolio Partners, Inc.:
   [bullet] Overseas Portfolio                                [bullet] PPI MFS Emerging Equities Portfolio
   Fidelity Investments Variable Insurance Products Fund II:  [bullet] PPI MFS Research Growth Portfolio
   [bullet] Asset Manager Portfolio                           [bullet] PPI MFS Value Equity Portfolio
   [bullet] Contrafund Portfolio                              [bullet] PPI Scudder International Growth Portfolio
   [bullet] Index 500 Portfolio                               [bullet] PPI T. Rowe Price Growth Equity Portfolio
   [bullet] Investment Grade Bond Portfolio

   b. Other
   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

   c. Federal Income Taxes
   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.


   d. Annuity Reserves
   Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.


2. Valuation Period Deductions


   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.


3. Dividend Income


   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statements of Operations and Changes in Net Assets.


4. Purchases and Sales of Investments


   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1997 and 1996 aggregated $1,874,026,188 and $1,004,789,371; $972,030,476 and $365,025,974,
   respectively.

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net
   Assets


----------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                               Valuation       Proceeds        Cost of          Net
                                                                Period           from        Investments     Realized
                                              Dividends       Deductions         Sales          Sold        Gain (Loss)
----------------------------------------------------------------------------------------------------------------------

   Aetna Variable Fund:                     $206,171,606     ($9,508,053)    $64,103,032    $51,274,099   $12,828,933
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Aetna Income Shares:                        4,333,850         (737,718)     12,717,950     11,951,670       766,280
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Aetna Variable Encore Fund:                 4,149,350       (1,373,114)    187,177,845    187,281,193      (103,348)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.:      20,983,218       (1,660,805)     12,262,658      9,696,803     2,565,855
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Aetna GET Fund, Series B:                   3,422,687         (286,592)      1,109,194        713,521       395,673
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------
   Aetna GET Fund, Series C:                     169,021         (119,214)        963,591        833,090       130,501
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio:            1,293,085         (171,542)      2,422,808      2,093,544       329,264
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio:        1,366,067         (170,121)      1,119,794        921,119       198,675
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio:            1,122,530         (176,596)      1,280,095      1,125,823       154,272
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Aetna Variable Portfolio, Inc.:
   Capital Appreciation Portfolio:               621,617          (11,486)        125,792        110,176        15,616
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                             848,691           (9,678)        592,546        560,620        31,926
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Index Plus Portfolio:                       1,110,445         (154,416)      2,229,246      1,790,247       438,999
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
   Small Company Portfolio:                      366,132          (19,387)        261,692        230,152        31,540
  Annuity contracts in accumulation
  Annuity contracts in payment period
----------------------------------------------------------------------------------------------------------------------
  Alger American Funds:
   Balanced Portfolio:                           142,299          (73,798)      1,098,365      1,473,706      (375,341)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                  Net
            Net Unrealized
              Gain (Loss)                     Net         Increase (Decrease)                Net Assets
--------------------------------------     Change in         In Net Assets      -------------------------------
      Beginning               End          Unrealized          from Unit           Beginning            End
       of Year              of Year       Gain (Loss)        Transactions           of Year           of Year
---------------------------------------------------------------------------------------------------------------
        $59,979,314      $67,675,837      $7,696,523         $71,233,894
                                                                                 $644,728,031      $892,006,381
                                                                                   89,732,216       130,876,769
---------------------------------------------------------------------------------------------------------------
            379,633          781,718         402,085           (1,964,060)
                                                                                   66,534,546        69,236,488
                                                                                    3,583,489         3,681,984
---------------------------------------------------------------------------------------------------------------
           (540,607)       1,429,868       1,970,475           13,513,776
                                                                                  106,781,998       124,939,137
---------------------------------------------------------------------------------------------------------------
         15,114,435       21,131,758       6,017,323            7,591,834
                                                                                  119,402,212       150,761,384
                                                                                    7,942,484        12,080,737
---------------------------------------------------------------------------------------------------------------
          4,487,610        6,194,743       1,707,133             (712,316)
                                                                                   16,333,339        20,859,924
---------------------------------------------------------------------------------------------------------------
            144,834        2,144,550       1,999,716             (532,193)
                                                                                    9,281,276        10,929,107
---------------------------------------------------------------------------------------------------------------
            276,453        1,034,430         757,977           12,596,284
                                                                                    5,638,668        20,443,736
---------------------------------------------------------------------------------------------------------------
            151,493          704,161         552,668           13,077,636
                                                                                    5,295,700        20,250,904
                                                                                            0            69,721
---------------------------------------------------------------------------------------------------------------
             46,576          556,022         509,446           12,197,969
                                                                                    6,186,987        18,710,015
                                                                                            0         1,284,593
---------------------------------------------------------------------------------------------------------------
                  0         (545,082)       (545,082)           3,831,929
                                                                                            0         3,912,594
---------------------------------------------------------------------------------------------------------------
                  0         (945,071)       (945,071)           3,293,042
                                                                                            0         3,210,344
                                                                                            0             8,566
---------------------------------------------------------------------------------------------------------------
             (4,046)       1,342,384       1,346,430           23,512,958
                                                                                    1,985,372        28,074,705
                                                                                            0           165,083
---------------------------------------------------------------------------------------------------------------
                  0         (299,676)       (299,676)           6,028,520
                                                                                            0         6,059,783
                                                                                            0            47,346
---------------------------------------------------------------------------------------------------------------
           (461,380)         691,602       1,152,982            1,032,718
                                                                                    3,777,291         5,656,151
---------------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):
5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


--------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                                Valuation
                                                                                  Period
                                                                 Dividends      Deductions
-------------------------------------------------------------------------------------------

   Alger American Funds (continued):
   Growth Portfolio: (1)                                          $506,477       ($685,927)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Income and Growth Portfolio:                                    401,543        (156,768)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                                           0        (196,601)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   MidCap Growth Portfolio: (1)                                    350,028        (308,858)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Small Capitalization Portfolio: (2)                           2,260,717        (722,118)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   American Century Investments:
   Balanced Fund:                                                  199,265         (58,943)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Capital Appreciation Fund: (3)                                  725,963        (365,809)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   International Fund:                                             176,899         (85,324)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Calvert Social Balanced Portfolio:                               67,562          (7,128)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                      7,870,976      (1,400,361)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Growth Portfolio:                                             2,159,319        (938,752)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   High Income Portfolio:                                        1,270,071        (337,944)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-------------------------------------------------------------------------------------------
   Overseas Portfolio:                                             863,493        (164,196)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                        761,827        (120,783)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                         1,931,363      (1,125,088)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                          1,159,193        (771,581)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                                277,920         (79,205)
  Annuity contracts in accumulation
-------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                  Proceeds        Cost of          Net
                                                                    from        Investments     Realized
                                                                    Sales          Sold        Gain (Loss)
-----------------------------------------------------------------------------------------------------------

   Alger American Funds (continued):
   Growth Portfolio: (1)                                         $78,591,434    $64,519,617    $14,071,817
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Income and Growth Portfolio:                                    2,602,037      3,401,714       (799,677)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                                     7,570,244      6,461,486      1,108,758
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   MidCap Growth Portfolio: (1)                                   49,795,194     45,404,313      4,390,881
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio: (2)                           118,175,863    114,437,088      3,738,775
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   American Century Investments:
   Balanced Fund:                                                    704,536        619,119         85,417
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Capital Appreciation Fund: (3)                                 47,909,593     51,060,683     (3,151,090)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   International Fund:                                             4,226,767      3,417,937        808,830
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Calvert Social Balanced Portfolio:                                212,241        199,799         12,442
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                       17,887,517     15,251,625      2,635,892
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                              10,659,015      9,711,716        947,299
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   High Income Portfolio:                                          4,857,948      4,277,783        580,165
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                             5,725,552      5,116,905        608,647
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                        1,009,159        904,890        104,269
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                          13,933,668     10,543,199      3,390,469
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                           17,678,295     13,392,232      4,286,063
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                                1,100,211      1,085,995         14,216
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
          Net Unrealized                                      Net
          Gain (Loss)                    Net          Increase (Decrease)               Net Assets
          -----------                 Change in          In Net Assets                  ----------
   Beginning           End           Unrealized            from Unit           Beginning           End
    of Year          of Year         Gain (Loss)         Transactions           of Year          of Year
----------------------------------------------------------------------------------------------------------

   $2,349,936               $0       ($2,349,936)        ($55,087,434)
                                                                             $43,545,003                $0
----------------------------------------------------------------------------------------------------------
     (828,912)       2,709,055         3,537,967            4,693,808
                                                                               6,471,587        14,148,460
----------------------------------------------------------------------------------------------------------
      220,810        1,540,243         1,319,433              628,691
                                                                              11,419,728        14,280,009
----------------------------------------------------------------------------------------------------------
      682,424                0          (682,424)         (23,592,354)
                                                                              19,842,727                 0
----------------------------------------------------------------------------------------------------------
     (495,260)               0           495,260          (64,524,063)
                                                                              58,751,429                 0
----------------------------------------------------------------------------------------------------------
      145,325          462,379           317,054            1,109,081
                                                                               2,991,356         4,643,230
----------------------------------------------------------------------------------------------------------
   (1,588,390)               0         1,588,390          (43,166,616)
                                                                              44,369,162                 0
----------------------------------------------------------------------------------------------------------
      375,835          361,821           (14,014)             259,970
                                                                               4,706,594         5,852,955
----------------------------------------------------------------------------------------------------------
         (881)          59,286            60,167              241,657
                                                                                 596,637           971,337
----------------------------------------------------------------------------------------------------------
    5,773,475       19,807,673        14,034,198           43,088,538
                                                                              72,480,497       138,709,740
----------------------------------------------------------------------------------------------------------
    3,258,300       14,584,513        11,326,213            8,978,986
                                                                              57,928,484        80,401,549
----------------------------------------------------------------------------------------------------------
      814,429        2,722,687         1,908,258           17,156,365
                                                                              14,709,464        35,217,837
                                                                                       0            68,542
----------------------------------------------------------------------------------------------------------
      743,689          460,930          (282,759)           2,276,187
                                                                               9,703,271        13,004,643
----------------------------------------------------------------------------------------------------------
      484,182        1,137,702           653,520            4,412,778
                                                                               5,931,464        11,743,075
----------------------------------------------------------------------------------------------------------
    6,210,754       18,201,832        11,991,078           35,101,002
                                                                              56,538,618       107,827,442
----------------------------------------------------------------------------------------------------------
    2,241,040       10,882,841         8,641,801           36,290,926
                                                                              27,380,370        76,986,772
----------------------------------------------------------------------------------------------------------
      175,829          387,160           211,331            1,392,243
                                                                               4,761,677         6,578,182
----------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):
5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                   Valuation         Proceeds        Cost of           Net
                                                                    Period             from        Investments      Realized
                                                 Dividends        Deductions          Sales            Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------

   Insurance Management Series:
   American Leaders Fund II:                    $2,033,587        ($1,272,645)      $2,239,581      $1,354,167       $885,414
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------
   Equity Income Fund II:                           52,763           (108,244)         188,614         167,057         21,557
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                       63,162           (214,573)         650,403         461,919        188,484
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                     2,232,254           (576,880)       5,856,816       5,388,542        468,274
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   International Equity Fund II:                     8,680           (138,835)         787,960         678,156        109,804
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Prime Money Fund II:                            365,689           (107,783)       7,931,948       7,931,971            (23)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:             366,225           (147,271)       3,825,499       3,747,648         77,851
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Utility Fund II:                                838,523           (291,277)       1,512,321       1,157,193        355,128
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                          0           (419,040)      19,586,639      19,136,007        450,632
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                             786,909           (294,871)       2,053,281       1,687,149        366,132
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                      528,359            (93,943)       1,111,581       1,079,357         32,224
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                               967,832           (429,682)       2,254,366       1,752,378        501,988
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio: (4)                   62,602            (36,643)      13,023,397      12,927,175         96,222
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                   2,077,847         (1,645,928)      21,615,276      15,329,845      6,285,431
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                  2,717            (53,043)       4,235,697       4,177,632         58,065
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:         209,099            (85,086)       3,246,699       2,653,024        593,675
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------

        Net Unrealized                                      Net
          Gain (Loss)                  Net          Increase (Decrease)                Net Assets
          -----------               Change in          In Net Assets                   ----------
  Beginning           End           Unrealized           from Unit           Beginning           End
   of Year          of Year        Gain (Loss)         Transactions           of Year          of Year
--------------------------------------------------------------------------------------------------------

 $8,810,467      $30,111,589       $21,301,122          $32,775,129
                                                                           $61,127,055      $116,800,911
                                                                                     0            48,751
--------------------------------------------------------------------------------------------------------
          0          911,406           911,406           19,061,089
                                                                                     0        19,938,571
--------------------------------------------------------------------------------------------------------
    733,393        3,558,451         2,825,058           12,664,797
                                                                             7,182,178        22,709,106
--------------------------------------------------------------------------------------------------------
  1,022,582        3,763,082         2,740,500           21,197,568
                                                                            27,151,137        53,212,853
--------------------------------------------------------------------------------------------------------
    307,602          938,501           630,899            7,399,890
                                                                             5,935,590        13,946,028
--------------------------------------------------------------------------------------------------------
          0                0                 0             (471,714)
                                                                             7,744,318         7,530,487
--------------------------------------------------------------------------------------------------------
     73,398          513,199           439,801            4,803,969
                                                                             7,656,209        13,196,784
--------------------------------------------------------------------------------------------------------
  1,730,892        5,801,015         4,070,123            4,555,867
                                                                            16,774,494        26,302,858
--------------------------------------------------------------------------------------------------------
    534,823        4,594,517         4,059,694            2,750,579
                                                                            31,542,060        38,383,925
--------------------------------------------------------------------------------------------------------
    373,883        3,462,858         3,088,975           15,424,389
                                                                            11,774,244        31,145,778
--------------------------------------------------------------------------------------------------------
     73,395          367,565           294,170            4,626,561
                                                                             5,147,217        10,534,588
--------------------------------------------------------------------------------------------------------
  1,093,423        5,764,208         4,670,785           14,123,750
                                                                            20,884,154        40,072,928
                                                                                     0           645,899
--------------------------------------------------------------------------------------------------------
    (27,376)               0            27,376           (2,070,168)
                                                                             1,920,611                 0
--------------------------------------------------------------------------------------------------------
  5,151,123       18,210,266        13,059,143           76,404,357
                                                                            66,472,691       160,658,096
                                                                                     0         1,995,445
--------------------------------------------------------------------------------------------------------
    (66,591)        (709,548)         (642,957)             952,674
                                                                             2,515,960         2,833,416
--------------------------------------------------------------------------------------------------------
    538,139          177,872          (360,267)           1,821,159
                                                                             4,751,784         6,930,364
--------------------------------------------------------------------------------------------------------


Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                 Valuation      Proceeds       Cost of          Net
                                                                  Period          from       Investments     Realized
                                                   Dividends    Deductions        Sales          Sold       Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------

   MFS Funds:
   Emerging Growth Series: (2)                           $0      ($232,144)   $37,594,997    $34,076,137    $3,518,860
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Research Series: (3)                                   0       (273,185)    37,686,630     34,109,865     3,576,765
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Total Return Series:                                   0       (154,993)       689,861        564,440       125,421
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Value Series: (5)                                      0        (19,996)     4,332,717      3,942,044       390,673
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Worldwide Government Series:                      15,502        (12,983)       124,845        123,607         1,238
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Neuberger & Berman Advisers Management Trust:
   Growth Portfolio: (5)                            741,183        (92,357)    17,383,777     16,347,694     1,036,083
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Oppenheimer Funds:
   Capital Appreciation Fund:                             0        (13,374)     8,964,190      9,092,515      (128,325)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Global Securities Fund:                                0        (12,451)       850,938        802,777        48,161
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Growth & Income Fund:                             37,178        (35,759)       188,084        164,087        23,997
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Strategic Bond Fund:                              84,234        (10,842)       122,739        121,006         1,733
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc.:
   PPI MFS Emerging Equities Portfolio:                   0       (120,211)    43,880,815     44,111,392      (230,577)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                     0        (82,490)    37,923,531     37,983,794       (60,263)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                        0        (16,913)     4,632,658      4,633,034          (376)
  Annuity contracts in accumulation
  Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:            0        (12,760)       259,410        255,379         4,031
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Portfolio:                    0       (115,952)    33,484,569     33,491,822        (7,253)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund:
   International Portfolio: (6)                     275,557       (123,791)    16,445,650     14,417,831     2,027,819
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
         Net Unrealized                                     Net
          Gain (Loss)                   Net          Increase (Decrease)              Net Assets
          -----------                Change in          In Net Assets                 ----------
  Beginning           End            Unrealized           from Unit          Beginning          End
   of Year          of Year         Gain (Loss)         Transactions          of Year         of Year
-------------------------------------------------------------------------------------------------------

   ($85,796)               $0           $85,796         ($12,370,520)
                                                                             $8,998,008              $0
-------------------------------------------------------------------------------------------------------
    204,764                 0          (204,764)          (9,875,328)
                                                                              6,776,512               0
-------------------------------------------------------------------------------------------------------
     72,010         1,975,149         1,903,139           12,883,941
                                                                              4,216,370      18,973,878
-------------------------------------------------------------------------------------------------------
        935                 0              (935)            (578,583)
                                                                                208,841               0
-------------------------------------------------------------------------------------------------------
      9,304            (5,937)          (15,241)             927,866
                                                                                407,913       1,324,295
-------------------------------------------------------------------------------------------------------
     (6,666)                0             6,666           (9,934,149)
                                                                              8,242,574               0
-------------------------------------------------------------------------------------------------------
          0           133,786           133,786            3,696,113
                                                                                      0       3,688,200
-------------------------------------------------------------------------------------------------------
          0              (846)             (846)           2,646,073
                                                                                      0       2,680,937
-------------------------------------------------------------------------------------------------------
          0           465,927           465,927           12,197,564
                                                                                      0      12,688,907
-------------------------------------------------------------------------------------------------------
          0           (21,173)          (21,173)           3,038,749
                                                                                      0       3,092,701
-------------------------------------------------------------------------------------------------------
          0          (753,832)         (753,832)          96,397,314
                                                                                      0      94,796,247
                                                                                      0         496,447
-------------------------------------------------------------------------------------------------------
          0        (1,162,926)       (1,162,926)          67,172,809
                                                                                      0      65,867,130
-------------------------------------------------------------------------------------------------------
          0           220,662           220,662           15,224,308
                                                                                      0      15,049,606
                                                                                      0         378,075
-------------------------------------------------------------------------------------------------------
          0           195,427           195,427           12,463,465
                                                                                      0      12,650,163
-------------------------------------------------------------------------------------------------------
          0         1,797,922         1,797,922           88,495,541
                                                                                      0      90,170,258
-------------------------------------------------------------------------------------------------------
  1,510,449                 0        (1,510,449)         (12,719,263)
                                                                             12,050,127               0
 -------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                          Valuation          Proceeds         Cost of           Net
                                                            Period             from         Investments      Realized
                                         Dividends        Deductions          Sales             Sold        Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------

   Total Variable Annuity Account B    $278,833,116     ($29,243,851)   $1,004,789,371    $933,728,508    $71,060,863
=======================================================================================================================

(1) - Effective November 28, 1997, this funds assets were transferred to the PPI
      T. Rowe Price Growth Equity Portfolio.
(2) - Effective November 28, 1997, this funds assets were transferred to the PPI MFS Emerging Equities Portfolio.
(3) - Effective November 28, 1997, this funds assets were transferred to PPI MFS Research Growth Fund.
(4) - Effective November 28, 1997, this funds assets were transferred to the Aetna Variable Encore Fund.
(5) - Effective November 28, 1997, this funds assets were transferred to the PPI MFS Value Equity Portfolio.
(6) - Effective November 28, 1997, this funds assets were transferred to the PPI Scudder International Growth Portfolio.

-----------------------------------------------------------------------------------------------------------------------

             Net Unrealized                                           Net
               Gain (Loss)                       Net          Increase (Decrease)                  Net Assets
               -----------                    Change in          In Net Assets                     ----------
       Beginning               End            Unrealized           from Unit            Beginning              End
        of Year              of Year         Gain (Loss)         Transactions            of Year             of Year
-----------------------------------------------------------------------------------------------------------------------

$122,191,053               $255,524,506      $133,333,453      $619,647,552           $1,848,811,724     $2,922,442,857
=======================================================================================================================

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                         Valuation
                                                                          Period
                                                         Dividends      Deductions
------------------------------------------------------------------------------------

   Aetna Variable Fund:                                $77,000,986      ($7,148,689)
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------
   Aetna Income Shares:                                  4,527,825         (813,024)
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------
   Aetna Variable Encore Fund:                           5,358,925       (1,043,955)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.:                11,247,847       (1,372,478)
  Annuity contracts in accumulation
  Annuity contracts in payment period
------------------------------------------------------------------------------------
   Aetna GET Fund, Series B:                             1,055,590         (226,340)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Aetna GET Fund, Series C:                                46,499          (14,753)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio:                        235,037          (27,609)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio:                    257,055          (29,943)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio:                        363,749          (38,623)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Aetna Variable Index Plus Portfolio:                     10,290           (2,403)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Alger American Funds:
   Balanced Portfolio:                                     775,351          (33,904)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Growth Portfolio:                                       758,872         (394,360)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Income and Growth Portfolio:                          2,009,995          (55,929)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                              61,186         (116,503)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   MidCap Portfolio:                                       190,158         (166,087)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                         184,900         (588,663)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------
   Calvert Responsibly Invested Balanced Portfolio:         44,676           (3,984)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                         Proceeds       Cost of           Net
                                                           from       Investments      Realized
                                                           Sales          Sold        Gain (Loss)
--------------------------------------------------------------------------------------------------

   Aetna Variable Fund:                                $96,146,932    $97,318,697     ($1,171,765)
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
   Aetna Income Shares:                                 19,585,006     18,826,116         758,890
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
   Aetna Variable Encore Fund:                          78,888,315     76,637,102       2,251,213
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.:                16,403,009     13,386,571       3,016,438
  Annuity contracts in accumulation
  Annuity contracts in payment period
--------------------------------------------------------------------------------------------------
   Aetna GET Fund, Series B:                               915,330        681,610         233,720
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna GET Fund, Series C:                               361,353        354,510           6,843
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio:                        317,740        277,917          39,823
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio:                    362,140        312,870          49,270
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio:                        406,948        384,407          22,541
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Aetna Variable Index Plus Portfolio:                    139,030        133,438           5,592
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Alger American Funds:
   Balanced Portfolio:                                     244,368        332,405         (88,037)
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Growth Portfolio:                                     6,990,444      6,528,212         462,232
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Income and Growth Portfolio:                            390,051        732,537        (342,486)
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                           4,991,495      4,605,949         385,546
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   MidCap Portfolio:                                     3,198,308      3,039,709         158,599
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                      31,506,275     29,929,826       1,576,449
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Calvert Responsibly Invested Balanced Portfolio:        141,022        137,780           3,242
  Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
          Net Unrealized                                      Net
           Gain (Loss)                    Net          Increase (Decrease)                  Net Assets
           -----------                 Change in          In Net Assets                     ----------
    Beginning            End           Unrealized           from Unit             Beginning             End
     of Year           of Year        Gain (Loss)         Transactions             of Year            of Year
---------------------------------------------------------------------------------------------------------------

   ($8,051,873)     $59,979,314       $68,031,187           $4,966,306
                                                                                $530,231,821       $644,728,031
                                                                                 62,550,401          89,732,216
---------------------------------------------------------------------------------------------------------------
     3,224,044          379,633        (2,844,411)          (9,600,618)
                                                                                 74,693,652          66,534,546
                                                                                  3,395,721           3,583,489
---------------------------------------------------------------------------------------------------------------
     2,487,618         (540,607)       (3,028,225)          22,111,260
                                                                                 81,132,780         106,781,998
---------------------------------------------------------------------------------------------------------------
    12,419,220       15,114,435         2,695,215              602,270
                                                                                104,415,595         119,402,212
                                                                                  6,739,809           7,942,484
---------------------------------------------------------------------------------------------------------------
     2,566,580        4,487,610         1,921,030             (650,835)
                                                                                 14,000,174          16,333,339
---------------------------------------------------------------------------------------------------------------
             0          144,834           144,834            9,097,853
                                                                                          0           9,281,276
---------------------------------------------------------------------------------------------------------------
         5,570          276,453           270,883            4,773,151
                                                                                    347,383           5,638,668
---------------------------------------------------------------------------------------------------------------
         8,209          151,493           143,284            4,409,627
                                                                                    466,407           5,295,700
---------------------------------------------------------------------------------------------------------------
         1,609           46,576            44,967            5,470,774
                                                                                    323,579           6,186,987
---------------------------------------------------------------------------------------------------------------
             0           (4,046)           (4,046)           1,975,940
                                                                                         (1)          1,985,372
---------------------------------------------------------------------------------------------------------------
         1,644         (461,380)         (463,024)           2,897,855
                                                                                    689,050           3,777,291
---------------------------------------------------------------------------------------------------------------
       (63,817)       2,349,936         2,413,753           29,514,421
                                                                                 10,790,085          43,545,003
---------------------------------------------------------------------------------------------------------------
        (6,769)        (828,912)         (822,143)           4,660,630
                                                                                  1,021,520           6,471,587
---------------------------------------------------------------------------------------------------------------
        32,561          220,810           188,249            8,946,454
                                                                                  1,954,796          11,419,728
---------------------------------------------------------------------------------------------------------------
         7,193          682,424           675,231           15,727,261
                                                                                  3,257,565          19,842,727
---------------------------------------------------------------------------------------------------------------
        46,283         (495,260)         (541,543)          32,655,969
                                                                                 25,464,317          58,751,429
---------------------------------------------------------------------------------------------------------------
       (13,512)            (881)           12,631              193,226
                                                                                    346,846             596,637
---------------------------------------------------------------------------------------------------------------

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-----------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                               Valuation
                                                                                Period
                                                                Dividends     Deductions
-----------------------------------------------------------------------------------------

   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                       $940,850     ($608,164)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Growth Portfolio:                                             1,412,110      (540,670)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   High Income Portfolio:                                          178,909      (112,363)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Overseas Portfolio:                                              75,181       (91,010)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                        119,231       (54,259)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Contrafund Portfolio:                                           146,164      (428,708)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Index 500 Portfolio:                                            143,406      (203,362)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                                 45,797       (42,799)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Insurance Management Series:
   American Leaders Fund II:                                       857,970      (631,122)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Growth Strategies Fund II:                                          405       (44,481)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   High Income Bond Fund II:                                     1,647,290      (260,987)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   International Equity Fund II:                                    10,567       (51,003)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Prime Money Fund II:                                            289,134       (87,958)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:                             367,608       (86,361)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Utility Fund II:                                                547,259      (186,219)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                                    243,931      (266,292)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------
   Balanced Portfolio:                                             181,099       (68,277)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                 Proceeds      Cost of         Net
                                                                   from      Investments     Realized
                                                                  Sales          Sold      Gain (Loss)
------------------------------------------------------------------------------------------------------

   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                     $4,030,269    $3,343,817      $686,452
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                             2,600,136     2,280,711       319,425
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   High Income Portfolio:                                        1,318,057     1,318,142           (85)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                             880,668       813,434        67,234
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                        540,553       465,407        75,146
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                         5,044,449     4,308,117       736,332
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                          6,086,685     5,356,843       729,842
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                                882,619       925,636       (43,017)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Insurance Management Series:
   American Leaders Fund II:                                     6,368,961     4,596,688     1,772,273
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                                      119,084       103,727        15,357
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                                     5,863,283     5,644,702       218,581
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   International Equity Fund II:                                   250,169       236,027        14,142
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Prime Money Fund II:                                         12,400,851    12,398,826         2,025
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:                           5,011,311     5,085,345       (74,034)
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Utility Fund II:                                              1,034,753       867,262       167,491
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                                  6,134,481     4,875,603     1,258,878
  Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                                           2,812,822     2,536,688       276,134
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
         Net Unrealized                                  Net
         Gain (Loss)                 Net         Increase (Decrease)               Net Assets
         -----------              Change in         In Net Assets                  ----------
  Beginning          End          Unrealized          from Unit           Beginning           End
   of Year         of Year       Gain (Loss)        Transactions           of Year          of Year
----------------------------------------------------------------------------------------------------

   $966,600      $5,773,475      $4,806,875          $51,230,275
                                                                        $15,424,209      $72,480,497
----------------------------------------------------------------------------------------------------
    (34,190)      3,258,300       3,292,490           38,219,867
                                                                         15,225,262       57,928,484
----------------------------------------------------------------------------------------------------
     15,029         814,429         799,400           12,636,277
                                                                          1,207,326       14,709,464
----------------------------------------------------------------------------------------------------
     51,434         743,689         692,255            6,948,020
                                                                          2,011,591        9,703,271
----------------------------------------------------------------------------------------------------
     98,360         484,182         385,822            4,043,035
                                                                          1,362,489        5,931,464
----------------------------------------------------------------------------------------------------
    122,841       6,210,754       6,087,913           38,043,675
                                                                         11,953,242       56,538,618
----------------------------------------------------------------------------------------------------
     70,864       2,241,040       2,170,176           22,367,490
                                                                          2,172,818       27,380,370
----------------------------------------------------------------------------------------------------
     11,466         175,829         164,363            3,931,632
                                                                            705,701        4,761,677
----------------------------------------------------------------------------------------------------
  2,916,888       8,810,467       5,893,579           26,548,788
                                                                         26,685,567       61,127,055
----------------------------------------------------------------------------------------------------
      3,614         733,393         729,779            6,301,239
                                                                            179,879        7,182,178
----------------------------------------------------------------------------------------------------
    229,008       1,022,582         793,574           12,876,189
                                                                         11,876,490       27,151,137
----------------------------------------------------------------------------------------------------
     43,172         307,602         264,430            4,073,916
                                                                          1,623,538        5,935,590
----------------------------------------------------------------------------------------------------
     (1,182)              0           1,182            1,765,443
                                                                          5,774,492        7,744,318
----------------------------------------------------------------------------------------------------
     75,600          73,398          (2,202)           2,942,870
                                                                          4,508,328        7,656,209
----------------------------------------------------------------------------------------------------
    799,746       1,730,892         931,146            6,514,735
                                                                          8,800,082       16,774,494
----------------------------------------------------------------------------------------------------
  1,164,909         534,823        (630,086)          19,085,222
                                                                         11,850,407       31,542,060
----------------------------------------------------------------------------------------------------
     26,040         373,883         347,843           10,311,561
                                                                            725,884       11,774,244
----------------------------------------------------------------------------------------------------

Variable Annuity Account B
Notes to Financial Statements - December 31, 1997 (continued):

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

----------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                      Valuation
                                                                        Period
                                                     Dividends        Deductions

   Flexible Income Portfolio:                      $    304,512          ($43,754)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Growth Portfolio:                                    324,844          (141,840)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Short-Term Bond Portfolio:                            79,326           (23,159)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                          642,050          (384,732)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                           0           (27,131)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:               15,653           (38,378)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   MFS Funds:
   Emerging Growth Series:                               73,635           (33,243)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Research Series:                                      94,710           (22,219)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Total Return Series:                                  87,973           (13,218)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Value Series:                                          4,089              (372)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   World Government Series:                                   0            (1,705)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Neuberger & Berman Advisers Management Trust:
   Growth Portfolio:                                    770,877           (98,063)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund:
   International Portfolio:                             276,128          (136,107)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   TCI Portfolios, Inc.:
   Balanced Fund:                                        67,198           (24,832)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   Growth Fund:                                       6,228,055          (611,968)
  Annuity contracts in accumulation
----------------------------------------------------------------------------------
   International Fund:                                   62,276           (41,867)
  Annuity contracts in accumulation
   Total Variable Annuity Account B                $120,367,178      ($17,483,870)
==================================================================================


-----------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                      Proceeds        Cost of           Net
                                                        from        Investments       Realized
                                                       Sales            Sold        Gain (Loss)
-----------------------------------------------------------------------------------------------

   Flexible Income Portfolio:                        $1,127,628      $1,090,808         $36,820
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Growth Portfolio:                                  1,249,735       1,041,911         207,824
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio:                         2,910,009       2,872,811          37,198
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                        4,899,145       3,899,490         999,655
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                   1,463,410       1,431,864          31,546
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:            2,192,808       1,809,743         383,065
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   MFS Funds:
   Emerging Growth Series:                              190,630         186,959           3,671
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Research Series:                                     253,406         258,774          (5,368)
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Total Return Series:                                 140,628         132,113           8,515
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Value Series:                                            496             486              10
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   World Government Series:                              19,663          19,513             150
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Neuberger & Berman Advisers Management Trust:
   Growth Portfolio:                                  3,864,131       3,857,033           7,098
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund:
   International Portfolio:                           4,557,311       4,016,790         540,521
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   TCI Portfolios, Inc.:
   Balanced Fund:                                       247,893         231,495          16,398
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   Growth Fund:                                      19,145,021      17,607,144       1,537,877
  Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------
   International Fund:                                  397,143         365,001          32,142
  Annuity contracts in accumulation
   Total Variable Annuity Account B                $365,025,974    $347,598,566     $17,427,408
===============================================================================================

----------------------------------------------------------------------------------------------------------------
          Net Unrealized                                      Net
           Gain (Loss)                    Net          Increase (Decrease)                  Net Assets
           -----------                 Change in          In Net Assets                     ----------
   Beginning            End            Unrealized           from Unit            Beginning              End
    of Year           of Year         Gain (Loss)         Transactions            of Year             of Year
----------------------------------------------------------------------------------------------------------------

     $29,809           $73,395           $43,586           $3,237,811
                                                                                  $1,568,242          $5,147,217
 ----------------------------------------------------------------------------------------------------------------
      84,852         1,093,423         1,008,571           16,916,813
                                                                                   2,567,942          20,884,154
 ----------------------------------------------------------------------------------------------------------------
       1,330           (27,376)          (28,706)           1,106,654
                                                                                     749,298           1,920,611
 ----------------------------------------------------------------------------------------------------------------
     253,639         5,151,123         4,897,484           54,723,321
                                                                                   5,594,913          66,472,691
 ----------------------------------------------------------------------------------------------------------------
      (4,024)          (66,591)          (62,567)           2,232,953
                                                                                     341,159           2,515,960
 ----------------------------------------------------------------------------------------------------------------
     188,717           538,139           349,422            2,162,813
                                                                                   1,879,209           4,751,784
 ----------------------------------------------------------------------------------------------------------------
           0           (85,796)          (85,796)           9,039,741
                                                                                           0           8,998,008
 ----------------------------------------------------------------------------------------------------------------
           0           204,764           204,764            6,504,625
                                                                                           0           6,776,512
 ----------------------------------------------------------------------------------------------------------------
           0            72,010            72,010            4,061,090
                                                                                           0           4,216,370
 ----------------------------------------------------------------------------------------------------------------
           0               935               935              204,179
                                                                                           0             208,841
 ----------------------------------------------------------------------------------------------------------------
           0             9,304             9,304              400,164
                                                                                           0             407,913
 ----------------------------------------------------------------------------------------------------------------
      77,158            (6,666)          (83,824)            (710,088)
                                                                                   8,356,574           8,242,574
 ----------------------------------------------------------------------------------------------------------------
     652,411         1,510,449           858,038              (54,117)
                                                                                  10,565,664          12,050,127
 ----------------------------------------------------------------------------------------------------------------
      16,540           145,325           128,785            2,313,929
                                                                                     489,878           2,991,356
 ----------------------------------------------------------------------------------------------------------------
   8,206,103        (1,588,390)       (9,794,493)          (7,301,710)
                                                                                  54,311,401          44,369,162
 ----------------------------------------------------------------------------------------------------------------
      15,650           375,835           360,185            3,691,239
                                                                                     602,619           4,706,594
 ----------------------------------------------------------------------------------------------------------------
 $28,746,944      $122,191,053       $93,444,109         $504,121,195         $1,130,935,704      $1,848,811,724
 ===========      ============       ===========         ============         ==============      ==============

                          Independent Auditors' Report

The  Board of Directors of Aetna Life Insurance and Annuity Company and
  Contract Owners of Variable Annuity Account B:




We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account B (the "Account") as of December 31, 1997, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account B as of December 31, 1997, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997 in conformity with generally accepted accounting principles.




                                     /s/ KPMG Peat Marwick LLP


Hartford, Connecticut
February 27, 1998

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY

                   Index to Consolidated Financial Statements
                   ------------------------------------------

                                                                      Page

Independent Auditors' Report                                            F-2

Consolidated Financial Statements:

       Consolidated Statements of Income for the Years Ended
         December 31, 1997, 1996 and 1995                               F-3

       Consolidated Balance Sheets as of December 31, 1997
         and 1996                                                       F-4

       Consolidated Statements of Changes in Shareholder's Equity
         for the Years Ended December 31, 1997, 1996 and 1995           F-5

       Consolidated Statements of Cash Flows for the Years
         Ended December 31, 1997, 1996 and 1995                         F-6

       Notes to Consolidated Financial Statements                       F-7

                          Independent Auditors' Report


The Shareholder and Board of Directors
Aetna Life Insurance and Annuity Company:

We have audited the accompanying consolidated balance sheets of Aetna Life Insurance and Annuity Company and Subsidiary as of December 31, 1997 and 1996, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company and Subsidiary at December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                      /s/ KPMG Peat Marwick LLP



Hartford, Connecticut
February 3, 1998

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                        Consolidated Statements of Income
                                   (millions)

                                                Years Ended December 31,
                                            --------------------------------
                                              1997         1996       1995
                                            -------       -------    -------
Revenue:
  Premiums                                   $267.1        $133.6     $212.7
  Charges assessed against policyholders      475.0         396.5      318.9
  Net investment income                     1,080.5       1,045.6    1,004.3
  Net realized capital gains                   36.0          19.7       41.3
  Other income                                 39.7          45.4       42.0
                                            -------       -------    -------
        Total revenue                       1,898.3       1,640.8    1,619.2
                                            -------       -------    -------

Benefits and expenses:
  Current and future benefits               1,127.8         968.6      997.2
  Operating expenses                          347.4         342.2      310.8
  Amortization of deferred policy
     acquisition costs                        128.4          69.8       48.0
  Severance and facilities charges               --          61.3         --
                                            -------       -------    -------
       Total benefits and expenses          1,603.6       1,441.9    1,356.0
                                            -------       -------    -------

Income before income taxes                    294.7         198.9      263.2

   Income taxes                                89.4          57.8       87.3
                                            -------       -------    -------

Net income                                   $205.3        $141.1     $175.9
                                            =======       =======    =======

See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                           Consolidated Balance Sheets
                          (millions, except share data)

                                                                               December 31,  December 31,
Assets                                                                           1997           1996
------                                                                           ----           ----
Investments:
  Debt securities available for sale, at fair value
    (amortized cost:  $12,912.2 and $12,539.1)                                 $13,463.8     $12,905.5
  Equity securities, available for sale:
    Nonredeemable preferred stock (cost:  $131.7 and $107.6)                       147.6         119.0
    Investment in affiliated mutual funds (cost:  $78.1 and $77.3)                  83.0          81.1
    Common stock (cost:  $0.2 and $0.0)                                               .6            .3
  Short-term investments                                                            95.6          34.8
  Mortgage loans                                                                    12.8          13.0
  Policy loans                                                                     469.6         399.3
                                                                               ---------      --------
       Total investments                                                        14,273.0      13,553.0

Cash and cash equivalents                                                          565.4         459.1
Accrued investment income                                                          163.0         159.0
Premiums due and other receivables                                                  63.7          26.6
Deferred policy acquisition costs                                                1,654.6       1,515.3
Reinsurance loan to affiliate                                                      397.2         628.3
Other assets                                                                        46.8          33.7
Separate accounts assets                                                        22,982.7      15,318.3
                                                                               ---------      --------

       Total assets                                                            $40,146.4     $31,693.3
                                                                               =========      ========

Liabilities and Shareholder's Equity

Liabilities:
  Future policy benefits                                                        $3,763.7      $3,617.0
  Unpaid claims and claim expenses                                                  38.0          28.9
  Policyholders' funds left with the Company                                    11,143.5      10,663.7
                                                                               ---------      --------
       Total insurance reserve liabilities                                      14,945.2      14,309.6
  Other liabilities                                                                312.8         354.7
  Income taxes:
    Current                                                                         12.4          20.7
    Deferred                                                                        72.0          80.5
  Separate accounts liabilities                                                 22,970.0      15,318.3
                                                                               ---------      --------
       Total liabilities                                                        38,312.4      30,083.8
                                                                               ---------      --------

Shareholder's equity:
  Common stock, par value $50 (100,000 shares
   authorized; 55,000 shares issued and outstanding)                                 2.8           2.8
  Paid-in capital                                                                  418.0         418.0
  Accumulated other comprehensive income                                            92.9          60.5
  Retained earnings                                                              1,320.3       1,128.2
                                                                               ---------      --------
       Total shareholder's equity                                                1,834.0       1,609.5
                                                                               ---------      --------

         Total liabilities and shareholder's equity                            $40,146.4     $31,693.3
                                                                               =========      ========

See Notes to Consolidated Financial Statements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

           Consolidated Statements of Changes in Shareholder's Equity
                                   (millions)

                                                              Years  Ended December 31,
                                                           ---------------------------------
                                                             1997        1996          1995
                                                           --------     --------    --------
Shareholder's equity, beginning of year                    $1,609.5     $1,583.0    $1,088.5

Comprehensive income
   Net income                                                 205.3        141.1       175.9
   Other comprehensive income, net of tax
      Unrealized gains (losses) on securities ($50.1
      million,  $(110.8) million and $494.6 million,           32.4        (72.0)      321.5
      pretax, respectively)
                                                           --------     --------    --------
Total comprehensive income                                    237.7         69.1       497.4
                                                           --------     --------    --------

Capital contributions                                            --         10.4         0.0

Other changes                                                   4.1        (49.5)        0.0

Common stock dividends                                        (17.3)        (3.5)       (2.9)
                                                           --------     --------    --------

Shareholder's equity, end of year                          $1,834.0     $1,609.5    $1,583.0
                                                           ========     ========    ========

See Notes to Consolidated Financial Statements.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
         (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                      Consolidated Statements of Cash Flows
                                   (millions)

                                                                                 Years Ended December 31,
                                                                             ------------------------------
                                                                              1997        1996        1995
                                                                             ------      ------      ------
Cash Flows from Operating Activities:
         Net income                                                          $205.3      $141.1      $175.9
         Adjustments to reconcile net income to net cash provided by
         (used for) operating activities:
         (Increase) decrease  in accrued investment income                     (4.0)       16.5       (33.3)
         (Increase) decrease in premiums due and other receivables            (33.3)        1.6        25.4
         Increase in policy loans                                             (70.3)      (60.7)      (89.9)
         Increase in deferred policy acquisition costs                       (139.3)     (174.0)     (177.0)
         Decrease in reinsurance loan to affiliate                            231.1        27.2        34.8
         Net increase in universal life account balances                      286.4       243.2       393.4
         (Decrease) increase in other insurance reserve liabilities          (249.6)     (211.5)       79.0
         Net (decrease) increase in other liabilities and other assets        (41.7)        3.1        13.0
         Decrease in income taxes                                             (31.4)      (26.7)       (4.5)
         Net accretion of discount on investments                             (66.4)      (68.0)      (66.4)
         Net realized capital gains                                           (36.0)      (19.7)      (41.3)
         Other, net                                                              --         1.1          --
                                                                           --------    --------    --------
               Net cash provided by (used for) operating activities            50.8      (126.8)      309.1
                                                                           --------    --------    --------

Cash Flows from Investing Activities:
         Proceeds from sales of:
            Debt securities available for sale                              5,311.3     5,182.2     4,207.2
            Equity securities                                                 103.1       190.5       180.8
            Mortgage loans                                                      0.2         8.7        10.7
            Limited partnership                                                  --          --        26.6
         Investment maturities and collections of:
            Debt securities available for sale                              1,212.7       885.2       583.9
            Short-term investments                                             89.3        35.0       106.1
         Cost of investment purchases in:
            Debt securities available for sale                             (6,732.8)   (6,534.3)   (6,034.0)
            Equity securities                                                (113.3)     (118.1)     (170.9)
            Short-term investments                                           (149.9)      (54.7)      (24.7)
            Mortgage loans                                                       --          --       (21.3)
         Other, net                                                              --       (17.6)         --
                                                                           --------    --------    --------
               Net cash used for investing activities                        (279.4)     (423.1)   (1,135.6)
                                                                           --------    --------    --------

Cash Flows from Financing Activities:
         Deposits and interest credited for investment contracts            1,621.2     1,579.5     1,884.5
         Withdrawals of investment contracts                               (1,256.3)   (1,146.2)   (1,109.6)
         Capital contribution to Separate Account                             (25.0)         --          --
         Return of capital from Separate Account                               12.3          --          --
         Capital contribution from HOLDCO                                        --        10.4          --
         Dividends paid to shareholder                                        (17.3)       (3.5)       (2.9)
                                                                           --------    --------    --------
               Net cash provided by financing activities                      334.9       440.2       772.0
                                                                           --------    --------    --------

Net increase (decrease) in cash and cash equivalents                          106.3      (109.7)      (54.5)
Cash and cash equivalents, beginning of year                                  459.1       568.8       623.3
                                                                           --------    --------    --------

Cash and cash equivalents, end of year                                       $565.4      $459.1      $568.8
                                                                           ========    ========    ========

Supplemental cash flow information:
    Income taxes paid, net                                                   $119.6       $85.5       $92.8
                                                                           ========    ========    ========

See Notes to Consolidated Financial Statements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

                   Notes to Consolidated Financial Statements

1.   Summary of Significant Accounting Policies

     Aetna Life Insurance and Annuity Company and its wholly owned subsidiary (collectively, the "Company") are providers of financial services and life insurance products in the United States. The Company has two business segments: financial services and individual life insurance.

     Financial services products include annuity contracts that offer a variety of funding and payout options for individual and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, and non-qualified annuity contracts. These contracts may be deferred or immediate ("payout annuities"). Financial services also include investment advisory services and pension plan administrative services.

     Individual life insurance products include universal life, variable universal life, traditional whole life and term insurance.

     Basis of Presentation
     ---------------------

     The consolidated financial statements include Aetna Life Insurance and Annuity Company and its wholly owned subsidiary, Aetna Insurance Company of America. Aetna Life Insurance and Annuity Company is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").

     The consolidated financial statements have been prepared in accordance with generally accepted accounting principles. Certain reclassifications have been made to 1996 and 1995 financial information to conform to the 1997 presentation.

     New Accounting Standard
     -----------------------

     As of December 31, 1997 the Company adopted Financial Accounting Standard ("FAS") No. 130, Reporting Comprehensive Income. This statement establishes standards for the reporting and presentation of comprehensive income and its components in a full set of financial statements. Comprehensive income encompasses all changes in shareholder's equity (except those arising from transactions with shareholders) and includes net income and net unrealized capital gains or losses on available-for-sale securities. As this new standard only requires additional information in a financial statement, it does not affect the Company's financial position or results of operations.

     Future Application of Accounting Standards
     ------------------------------------------

     Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

     FAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, was issued in June 1996 and provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Future Application of Accounting Standards (Continued)

     FAS No. 125 is effective for 1997 financial statements; however, certain provisions relating to accounting for repurchase agreements and securities lending are not effective until January 1, 1998. Provisions effective in 1997 did not have a material effect on the Company's financial position or results of operations. The Company does not expect adoption of this statement for provisions effective in 1998 to have a material effect on its financial position or results of operations.

     Accounting by Insurance and Other Enterprises for Insurance-Related Assessments

     In December 1997, the American Institute of Certified Public Accountants issued Statement of Position 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, which provides guidance for determining when an insurance or other enterprise should recognize a liability for guaranty-fund and other insurance related assessments and guidance for measuring the liability. This statement is effective for 1999 financial statements with early adoption permitted. The Company does not expect adoption of this statement to have a material effect on its financial position or results of operations.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     Cash and Cash Equivalents

     Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

     Investments

     Debt and equity securities are classified as available for sale and carried at fair value. These securities are written down (as realized capital losses) for other than temporary declines in value. Unrealized capital gains and losses related to available for sale investments, other than amounts allocable to experience rated contractholders, are reflected in shareholder's equity, net of related taxes.

     Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Investments (Continued)

     The company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 1997 and 1996, the Company loaned securities (which are reflected as invested assets) with a market value of approximately $385.1 million and $444.7 million, respectively.

     Purchases and sales of debt and equity securities are recorded on the trade date.

     The investment in affiliated mutual funds represents an investment in Aetna managed mutual funds which have been seeded by the Company, and is carried at fair value.

     Mortgage loans and policy loans are carried at unpaid principal balances, net of impairment reserves. Sales of mortgage loans are recorded on the closing date.

     Short-term investments, consisting primarily of money market instruments and other debt issues purchased with a maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

     The Company utilizes futures contracts, swap agreements and warrants for other than trading purposes in order to manage investment returns and price risk and to align maturities, interest rates, and funds availability with its obligations. (Refer to Note 3.)

     Futures contracts are carried at fair value and require daily cash settlement. Changes in the fair value of futures contracts that qualify as hedges are deferred and recognized as an adjustment to the hedged asset or liability. Deferred gains or losses on such futures contracts are amortized over the life of the acquired asset or liability as a yield adjustment or through net realized capital gains or losses upon disposal of an asset. Changes in the fair value of futures contracts that do not qualify as hedges are recorded in net realized capital gains or losses. Hedge designation requires specific asset or liability identification, a probability at inception of high correlation with the position underlying the hedge, and that high correlation be maintained throughout the hedge period. If a hedging instrument ceases to be highly correlated with the position underlying the hedge, hedge accounting ceases at that date and excess gains and losses on the hedging instrument are reflected in net realized capital gains or losses.

     Interest rate swap agreements which are designated as interest rate risk management instruments at inception are accounted for using the accrual method. Accordingly, the difference between amounts

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.   Summary of Significant Accounting Policies (Continued)

     Investments (Continued)

     paid and received on such agreements is reported in net investment income. There is no recognition in the Consolidated Balance Sheets for changes in the fair value of the agreement.

     Warrants represent the right to purchase specific securities and are accounted for as hedges. Upon exercise, the cost of the warrants are added to the basis of the securities purchased.

     Deferred Policy Acquisition Costs

     Certain costs of acquiring insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. For fixed ordinary life contracts, such costs are amortized over expected premium-paying periods (up to 20 years). For universal life and certain annuity contracts, such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the life of the contracts (up to 20 years). Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

     Insurance Reserve Liabilities

     Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon. Reserves for immediate annuities with life contingent payouts and traditional life insurance contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.25% to 12.00% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Aetna experience and are periodically reviewed against both industry standards and experience.

     Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.50% to 9.50% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

     Unpaid claims for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

1.    Summary of Significant Accounting Policies (Continued)

     Premiums, Charges Assessed Against Policyholders, Benefits and Expenses

     For universal life and certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender charges, actuarial margin and other fees are recorded as revenue in charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Life insurance premiums, other than premiums for universal life and certain annuity contracts, are recorded as premium revenue when due. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Statements of Income.

     Separate Accounts

     Assets held under variable universal life and variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder or participant under a contract, in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

     Separate Accounts assets and liabilities are carried at fair value except for those relating to a guaranteed interest option. Since the Company bears the investment risk where the contract is held to maturity, the assets of the Separate Account supporting the guaranteed interest option are carried at an amortized cost of $658.6 million for 1997 (fair value $668.7 million) and $515.6 million for 1996 (fair value $523.0 million). Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 4.10% to 8.00% in both 1997 and in 1996.

     Separate Accounts assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Statements of Income (with the exception of realized capital gains and losses on the sale of assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

     Income Taxes

     The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments

     Debt securities available for sale as of December 31, 1997 were as follows:

                                                                               Gross            Gross
                                                           Amortized        Unrealized        Unrealized           Fair
                                                              Cost              Gains           Losses             Value
                                                           ---------        ----------        ----------          ------
                                                                                   (millions)
       U.S. government and government
          agencies and authorities                           $1,219.7            $74.0             $0.1           $1,293.6

       States, municipalities and political
          subdivisions                                            0.3               --               --                0.3

       U.S. corporate securities:
            Financial                                         2,370.7             84.6              1.3            2,454.0
            Food & fiber                                        195.4              9.3               --              204.7
            Healthcare & consumer products                      728.5             27.0              2.6              752.9
            Media & broadcast                                   252.9             14.7              0.1              267.5
            Natural resources                                   143.5              5.5                -              149.0
            Transportation & capital goods                      528.2             33.2              0.1              561.3
            Utilities                                           521.3             23.5              0.9              543.9
            Other corporate securities                           96.9              3.2                -              100.1
                                                           ----------         --------         --------        -----------
          Total U.S. corporate securities                     4,837.4            201.0              5.0            5,033.4

       Foreign Securities:
            Government                                          612.5             36.7             23.6              625.6
            Utilities                                           177.5             28.7               --              206.2
            Other                                               857.9             27.7             42.8              842.8
                                                           ----------         --------         --------        -----------
          Total foreign securities                            1,647.9             93.1             66.4            1,674.6

       Residential mortgage-backed securities:
            Pass-throughs                                       784.4             71.3              2.0              853.7
            Collateralized mortgage obligations               2,280.5            137.4              2.0            2,415.9
                                                           ----------         --------         --------        -----------
       Total residential mortgage-
          backed securities                                   3,064.9            208.7              4.0            3,269.6

       Commercial/Multifamily mortgage-
          backed securities                                   1,127.8             34.0              0.4            1,161.4

       Other asset-backed securities                          1,014.2             17.1              0.4            1,030.9
                                                           ----------         --------         --------        -----------

       Total Debt Securities                                $12,912.2           $627.9            $76.3          $13,463.8
                                                           ==========         ========         ========        ===========

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Debt securities available for sale as of December 31, 1996 were as follows:

                                                                               Gross            Gross
                                                           Amortized        Unrealized        Unrealized            Fair
                                                              Cost              Gains           Losses             Value
                                                           ---------        ----------        ----------           ------
                                                                                    (millions)
       U.S. government and government
          agencies and authorities                           $1,072.4            $20.5             $4.5           $1,088.4

       States, municipalities and political
          subdivisions                                            6.0              1.2               --                7.2

       U.S. corporate securities:
            Financial                                         2,143.4             43.1              9.7            2,176.8
            Food & fiber                                        198.2              4.6              1.3              201.5
            Healthcare & consumer products                      735.9             20.2              6.3              749.8
            Media & broadcast                                   274.9              7.0              2.8              279.1
            Natural resources                                   187.7              4.5              0.4              191.8
            Transportation & capital goods                      521.9             22.0              1.8              542.1
            Utilities                                           448.8             14.8              2.8              460.8
            Other corporate securities                          141.5               3.0              --              144.5
                                                            ---------         ---------        --------          ---------
          Total U.S. corporate securities                     4,652.3            119.2             25.1            4,746.4

       Foreign Securities:
            Government                                          758.6             36.0              5.7              788.9
            Utilities                                           187.8             16.1               --              203.9
            Other                                               945.5             30.9              6.3              970.1
                                                            ---------         --------         ---------         ---------
          Total foreign securities                            1,891.9             83.0             12.0            1,962.9

       Residential mortgage-backed securities:
            Pass-throughs                                       792.2             78.3              3.1              867.4
            Collateralized mortgage obligations               2,227.8             94.9             13.7            2,309.0
                                                            ---------         ---------        --------          ---------
       Total residential mortgage-
          backed securities                                   3,020.0            173.2             16.8            3,176.4

       Commercial/Multifamily mortgage-
          backed securities                                   1,008.7             24.8              5.6            1,027.9

       Other asset-backed securities                            887.8             10.7               2.2             896.3
                                                            ---------         --------         ---------          --------

       Total Debt Securities                                $12,539.1           $432.6            $66.2          $12,905.5
                                                            =========         ========         =========          ========

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     At December 31, 1997 and 1996, net unrealized appreciation of $551.6 million and $366.4 million, respectively, on available-for-sale debt securities included $429.3 million and $288.5 million, respectively, related to experience rated contracts, which were not reflected in shareholder's equity but in future policy benefits and policyholders' funds left with the Company.

     The carrying and fair value of debt securities for the year ended December 31, 1997 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                             Amortized               Fair
                                               Cost                 Value
                                             ---------              ------
                                                       (millions)
      Due to mature:
        One year or less                        $367.3                $367.6
        After one year through five years      2,165.1               2,195.4
        After five years through ten years     2,367.3               2,407.0
        After ten years                        2,805.6               3,031.9
        Mortgage-backed securities             4,192.7               4,431.0
        Other asset-backed securities          1,014.2               1,030.9
                                             ---------             ---------

               Total                         $12,912.2             $13,463.8
                                             =========             =========

     At December 31, 1997 and 1996, debt securities carried at $8.2 million and $7.6 million, respectively, were on deposit as required by regulatory authorities.

     The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1997.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Included in the Company's debt securities were residential collateralized mortgage obligations ("CMOs") supporting the following:

                                                              1997                        1996
                                                     ---------------------       ------------------------
                                                       Fair      Amortized         Fair         Amortized
                                                      Value         Cost           Value           Cost
                                                     --------     --------       --------        --------
                                                                          (millions)
           Total residential CMOs(1)                 $2,415.9     $2,280.5       $2,309.0        $2,227.8
                                                     ========     ========       ========        ========

           Percentage of total:
               Supporting experience rated products      81.6%                       84.2%
               Supporting remaining products             18.4%                       15.8%
                                                        -----                       -----
                                                        100.0%                      100.0%
                                                        =====                       =====

          (1) At December 31, 1997 and 1996, approximately 73% and 71%, respectively, of the Company's residential CMO holdings were backed by government agencies such as GNMA, FNMA, FHLMC.

     There are various categories of CMOs which are subject to different degrees of risk from changes in interest rates and, for nonagency-backed CMOs, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 1997 and 1996, approximately 4% and 3%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest- or principal-only strips).

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

2.   Investments (Continued)

     Investments in equity securities available for sale were as follows:

                                             Gross        Gross
                              Amortized    Unrealized   Unrealized    Fair
                                 Cost        Gains        Losses      Value
                              ---------    ----------   ----------    -----
                                                 (millions)
           1997
           Equity Securities    $210.0        $21.3        $0.1      $231.2
                                ======        =====        ====      ======

           1996
           Equity Securities    $184.9        $16.3        $0.8      $200.4
                                ======        =====        ====      ======

3.   Financial Instruments

     Estimated Fair Value
     --------------------
     The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1997 and 1996 were as follows:

                                            1997                    1996
                                     --------------------     -----------------
                                      Carrying      Fair      Carrying     Fair
                                        Value      Value       Value      Value
                                     ---------     ------     --------    -----
                                                      (millions)
        Assets:
            Mortgage loans           $    12.8   $   12.4   $   13.0  $   13.2
        Liabilities:
            Investment contract
             liabilities:
              With a fixed maturity  $ 1,030.3   $1,005.4   $1,014.1  $1,028.8
              Without a fixed
               maturity               10,113.2    9,587.5    9,649.6   9,427.6

     Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     Estimated Fair Value  (Continued)

     The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

     Mortgage loans: Fair values are estimated by discounting expected mortgage loan cash flows at market rates which reflect the rates at which similar loans would be made to similar borrowers. The rates reflect management's assessment of the credit quality and the remaining duration of the loans.

     Investment contract liabilities (included in policyholders' funds left with the Company):

     With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

     Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

     Off-Balance-Sheet and Other Financial Instruments (including Derivative Instruments)

     The Company uses off-balance-sheet and other financial instruments primarily to manage portfolio risks, including interest rate, prepayment/call, credit, price, and liquidity risks. In 1997 and 1996, Treasury futures contracts were used to manage interest rate risk in the Company's bond portfolio; and, in 1996, stock index futures contracts were used to manage price risk in the Company's equity portfolio. In 1996 and 1995, interest rate swaps and forward commitments to enter into interest rate swaps, respectively, were also used to manage interest rate risk in the Company's bond portfolio.

     Futures Contracts:

     Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets. There were no futures contracts open as of December 31, 1997 and 1996.

     Interest Rate Swaps:

     Under interest rate swaps, the Company agrees with other parties to exchange interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made. A single net payment is usually made by one counterparty at each due date or upon termination of the contract. The Company would be

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

3.   Financial Instruments (Continued)

     Off-Balance-Sheet and Other Financial Instruments (Including Derivative Instruments) (Continued)

     exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, however, the Company controls its exposure to credit risk through credit approvals, credit limits and regular monitoring procedures. The credit exposure of interest rate swaps is represented by the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. There were no interest rate swap agreements open as of December 31, 1997 and 1996.

     During 1995, the Company received $0.4 million for writing call options on underlying securities. The Company did not write any call options in 1997 and 1996.

     Warrants:

     Warrants are instruments giving the Company the right, but not the obligation to buy a security at a given price during a specified period. As of December 31, 1997 and 1996, the Company had open warrants to purchase equity securities with a fair value of $0.6 million and $0.3 million, respectively.

     Debt Instruments with Derivative Characteristics:

     The Company also had investments in certain debt instruments with derivative characteristics, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short or long term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The amortized cost and fair value of these securities, included in the debt securities portfolio, as of December 31, 1997 was as follows:

                                                          Amortized       Fair
                                                             Cost         Value
                                                          ---------       ----
                                                               (millions)

           Residential collateralized mortgage
                obligations                               $2,280.5      $2,415.9
                Principal-only strips (included above)        59.0          67.0
                Interest-only strips (included above)         12.8          24.3
           Other structured securities with derivative
                characteristics (1)                          107.4         105.2

          (1) Represents non-leveraged instruments whose fair values and credit risk are based on underlying securities, including fixed income securities and interest rate swap agreements.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

4.   Net Investment Income

     Sources of net investment income were as follows:

                                             1997        1996        1995
                                             ----        ----        ----
                                                      (millions)
            Debt securities                  $962.8      $945.3       $891.5
            Nonredeemable preferred stock      13.7         5.9          4.2
            Investment in affiliated
               mutual funds                     4.9        14.3         14.9
            Mortgage loans                      1.3         2.2          1.4
            Policy loans                       19.9        18.4         13.7
            Reinsurance loan to affiliate      37.5        44.1         46.5
            Cash equivalents                   44.2        29.4         38.9
            Other                              10.0         2.1          8.4
                                           --------    --------     --------
            Gross investment income         1,094.3     1,061.7      1,019.5
            Less investment expenses          (13.8)      (16.1)       (15.2)
                                           --------    --------     --------
            Net investment income          $1,080.5    $1,045.6     $1,004.3
                                           ========    ========     ========

     Net investment income includes amounts allocable to experience rated contractholders of $823.1 million, $787.6 million and $744.2 million for the years ended December 31, 1997, 1996 and 1995, respectively. Interest credited to contractholders is included in current and future benefits.

5.   Dividend Restrictions and Shareholder's Equity

     The Company paid $17.3 million and $3.5 million in cash dividends to HOLDCO in 1997 and 1996, respectively.

     The amount of dividends that may be paid to the shareholder in 1998 without prior approval by the Insurance Commissioner of the State of Connecticut is $77.6 million.

     The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and shareholder's capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles. Statutory net income was $80.5 million, $57.8 million and $70.0 million for the years ended December 31, 1997, 1996 and 1995, respectively. Statutory capital and surplus was $778.7 million and $713.6 million as of December 31, 1997 and 1996, respectively.

     As of December 31, 1997 the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations

     Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

     Net realized capital gains on investments were as follows:

                                                1997      1996        1995
                                                ----      ----        ----
                                                       (millions)

           Debt securities                      $22.5     $11.1      $32.8
           Equity securities                      9.9       8.6        8.3
           Other                                  3.6        --        0.2
                                               ------  --------     ------
           Pretax realized capital gains        $36.0     $19.7      $41.3
                                               ======  ========     ======
           After tax realized capital gains     $23.2     $13.0      $25.8
                                               ======  ========     ======

     Net realized capital gains of $96.1 million, $53.1 million and $61.1 million for 1997, 1996 and 1995, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in policyholders' funds left with the Company. Net unamortized gains were $138.1 million and $53.3 million at December 31, 1997 and 1996, respectively.

     Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses were as follows:

                                 1997         1996           1995
                                 -----        -----          ----
                                            (millions)

           Proceeds on Sales    $5,311.3      $5,182.2      $4,207.2
           Gross Gains              25.8          24.3          44.6
           Gross Losses              3.3          13.2          11.8

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)


             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations (Continued)

     Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities) (excluding those related to experience rated contractholders) were as follows:

                                                1997       1996       1995
                                                ----       ----       ----
                                                       (millions)

          Debt securities                      $44.3    $(100.1)      $255.9
          Equity securities                      5.6      (10.5)        27.3
          Limited partnership                     --         --          1.8
                                               -----    -------       ------
                                                49.9     (110.6)       285.0
          Increase (decrease) in deferred
            income taxes (See Note 8)           17.5      (38.6)       (36.5)
                                               -----    -------       ------
          Net changes in accumulated other
          comprehensive income                 $32.4     $(72.0)      $321.5
                                               =====    =======       ======

     Net unrealized capital gains allocable to experience rated contracts of $356.7 million and $72.6 million at December 31, 1997 and $245.2 million and $43.3 million at December 31, 1996 are reflected on the Consolidated Balance Sheets in policyholders' funds left with the Company and future policy benefits, respectively, and are not included in shareholder's equity.

     Shareholder's equity included the following accumulated other comprehensive income, which are net of amounts allocable to experience rated contractholders, at December 31:

                                                 1997     1996       1995
                                                 ----     ----       ----
                                                      (millions)
          Debt securities
            Gross unrealized capital gains      $140.6    $101.7    $179.3
            Gross unrealized capital losses      (18.4)    (23.8)     (1.3)
                                                 -----     -----     -----
                                                 122.2      77.9     178.0
          Equity securities
            Gross unrealized capital gains        21.2      16.3      27.2
            Gross unrealized capital losses       (0.1)     (0.8)     (1.2)
                                                  ----      ----     -----
                                                  21.1      15.5      26.0

          Deferred income taxes (See Note 8)      50.4      32.9      71.5
                                                  ----      ----     -----
          Net accumulated other
            comprehensive income                 $92.9     $60.5    $132.5
                                                  ====      ====     =====

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

6.   Capital Gains and Losses on Investment Operations (Continued)

     Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities (excluding those related to experience rated contractholders) were as follows:

                                                   1997       1996       1995
                                                   ----       ----       ----
                                                           (millions)
          Unrealized holding gains (losses)
          arising during the period (1)            $98.8    $(14.8)    $390.5
          Less:  reclassification adjustment
             for gains and other items included
             in net  income (2)                     66.4      57.2       69.0
                                                   -----    ------     ------
           Net unrealized gains (losses)
             on securities                         $32.4    $(72.0)    $321.5
                                                   =====    ======     ======

          (1) Pretax unrealized holding gains (losses) arising during the period were $152.0 million, ($22.8) million and $600.8 million for 1997, 1996 and 1995, respectively.

          (2) Pretax reclassification adjustments for gains and other items included in net income were $102.4 million, $87.7 million and $107.5 million for 1997, 1996 and 1995, respectively.

7.   Severance and Facilities Charges

     Severance and facilities charges during 1996, as described below, included the following (pretax):

                                                      Vacated
                                             Asset    Leased                    Corporate
      (Millions)                 Severance Write-off Property  Other Allocation   Total
      -------------------------- --------- --------- --------- ----- ---------- ---------
      Financial Services             $29.1    $1.0     $1.3    $1.7    $  --       $33.1
      Individual Life Insurance       12.5     0.4      0.5     0.8       --        14.2
      Corporate Allocation              --      --       --      --     14.0        14.0
                                 --------- --------- --------- ----- ---------- ---------
         Total Company               $41.6    $1.4     $1.8    $2.5    $14.0       $61.3
      -------------------------- --------- --------- --------- ----- ---------- ---------

     In the third quarter of 1996, the Company recorded a $30.7 million after tax ($47.3 million pretax) charge principally related to actions taken or expected to be taken to improve its cost structure relative to its competitors. The severance portion of the charge is based on a plan to eliminate 702 positions (primarily customer service, sales and information technology support staff). The facilities portion of the charge is based on a plan to consolidate sales/service field offices.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

7.   Severance and Facilities Charges (Continued)

     In addition to the above charge, Aetna recorded a facilities and severance charge in the second quarter of 1996, primarily as a result of actions taken or expected to be taken to reduce the level of corporate expenses and other costs previously absorbed by Aetna's property-casualty operations, which were sold in April 1996. The cost allocated to the Company associated with this charge was $9.1 million after tax ($14.0 million pretax).

     Activity for 1997 and 1996 within the severance and facilities reserve (pretax, in millions) and the number of positions eliminated related to such actions were as follows:

       (Millions)                            Reserve      Positions
       -----------------------------------   ----------   ---------

       Balance at December 31, 1995           $   --           --
         Severance and facilities charges       47.3          702
         Corporate Allocation                   14.0           --
         Actions taken (1)                     (13.4)        (178)
                                             ----------   ---------
       Balance at December 31, 1996             47.9          524
         Actions taken (1)                     (27.1)        (163)
                                             ----------   ---------
       Balance at December 31, 1997            $20.8          361
                                             ==========   =========

      (1) Includes $15.9 million and $8.0 million in 1997 and 1996, respectively, of severance-related actions and $7.9 million and $4.1 million in 1997 and 1996, respectively, of corporate allocation-related actions.

     The Company's severance actions are expected to be substantially completed by September 30, 1998. The corporate allocation actions were substantially completed in 1997.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes

     The Company is included in the consolidated federal income tax return, the Illinois Unitary return and the Connecticut and the New York combined state income tax returns of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes used in the consolidated federal income tax return.

     Income taxes for the years ended December 31, consist of:

                                                     1997     1996      1995
                                                     ----     ----      ----
                                                           (millions)
            Current taxes:
              Income Taxes:
                Federal income tax                   $64.5     $50.9     $82.9
                State income tax                       3.7       3.7       3.2
                Net realized capital gains            45.6      25.3      28.5
                                                     -----      ----      ----
                                                     113.8      79.9     114.6
                                                     -----      ----     -----
            Deferred taxes (benefits):
              Income taxes:
                Federal                                8.4      (3.5)    (14.4)
                Net realized capital gains (losses)  (32.8)    (18.6)    (12.9)
                                                     -----     -----     -----
                                                     (24.4)    (22.1)    (27.3)
                                                     -----     -----     -----
            Total                                    $89.4     $57.8     $87.3
                                                     =====     =====     =====

     Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

                                              1997         1996        1995
                                              ----         ----        ----
                                                        (millions)

            Income before income taxes        $294.7       $198.9       $263.2
            Tax rate                              35%          35%          35%
                                             -------      -------      -------
            Application of the tax rate        103.1         69.6         92.1
                                             -------      -------      -------
            Tax effect of:
              State income tax, net of
                 federal benefit                 2.4          2.4          2.1
              Excludable dividends             (15.9)        (8.7)        (9.3)
              Other, net                        (0.2)        (5.5)         2.4
                                             -------      -------      --------
                 Income taxes                  $89.4        $57.8        $87.3
                                             =======      =======      ========

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

                                                     1997          1996
                                                     ----          ----
                                                         (millions)

           Deferred tax assets:
              Insurance reserves                     $415.8        $344.6
              Unrealized gains allocable to
                experience rated contracts            150.1         100.8
              Investment losses                         6.6           7.5
              Postretirement benefits other
                than pensions                          26.3          27.0
              Deferred compensation                    31.2          25.0
              Pension                                  (3.6)          7.6
              Restructuring charge                      9.5          17.6
              Depreciation                              3.9           2.6
              Other                                     8.8           9.1
                                                  ---------      --------
           Total gross assets                         648.6         541.8

           Deferred tax liabilities:
              Deferred policy acquisition costs       515.6         482.1
              Market discount                           5.1           6.8
              Net unrealized capital gains            200.5         133.7
              Other                                    (0.6)         (0.3)
                                                  ---------     ---------
           Total gross liabilities                    720.6         622.3
                                                  ---------     ---------
           Net deferred tax liability                 $72.0         $80.5
                                                  =========     =========

     Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 1997 and 1996, no valuation allowances were required for unrealized capital gains and losses.

     The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 1997. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes the conditions under which such taxes would become payable are remote.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

8.   Income Taxes (Continued)

     The Internal Revenue Service ("Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1990. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1991 through 1994.

9.   Benefit Plans

     Employee Pension Plans - The Company, in conjunction with Aetna, has noncontributory defined benefit pension plans covering substantially all employees. The plans provide pension benefits based on years of service and average annual compensation (measured over 60 consecutive months of highest earnings in a 120-month period). Contributions are determined using the Projected Unit Credit Method and, for qualified plans subject to ERISA requirements, are limited to amounts that are tax-deductible. As of December 31, 1997, Aetna's accrued pension cost has been allocated to its subsidiaries, including the Company, under an allocation based on eligible salaries. Data on a separate company basis regarding the proportionate share of the projected benefit obligation and plan assets is not available. The accumulated benefit obligation and plan assets are recorded by Aetna. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits. Allocated pretax charges to operations for the pension plan (based on the Company's total salary cost as a percentage of Aetna's total salary cost) were $2.7 million, $4.3 million and $6.1 million for the years ended December 31, 1997, 1996 and 1995, respectively.

     Employee Postretirement Benefits - In addition to providing pension benefits, Aetna currently provides certain health care and life insurance benefits for retired employees. A comprehensive medical and dental plan is offered to all full-time employees retiring at age 50 with 15 years of service or at age 65 with 10 years of service. There is a cap on the portion of the cost paid by the Company relating to medical and dental benefits. Retirees are generally required to contribute to the plans based on their years of service with Aetna. The costs to the Company associated with the Aetna postretirement plans for 1997, 1996 and 1995 were $2.7 million, $1.8 million and $1.4 million, respectively.

     As of December 31, 1996, Aetna transferred to the Company approximately $77.7 million of accrued liabilities, primarily related to the pension and postretirement benefit plans described above, that had been previously recorded by Aetna. The after tax amount of this transfer (approximately $50.5 million) is reported as a reduction in retained earnings. In 1997, other changes in shareholder's equity includes an additional $0.8 million reduction reflecting revisions to the allocation of these accrued liabilities.

     Agent Pension Plans - The Company, in conjunction with Aetna, has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings. As of the measurement date (i.e., September 30), the accumulated plan assets exceeded accumulated plan benefits.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

 9.  Benefit Plans (Continued)

     Agent Postretirement Benefits - The Company, in conjunction with Aetna, also provides certain postretirement health care and life insurance benefits for certain agents. The costs to the Company associated with the agents' postretirement plans for 1997, 1996 and 1995 were $0.6 million, $0.7 million and $0.8 million, respectively.

     Incentive Savings Plan - Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in common stock of Aetna or certain other investments, are matched, up to 5% of compensation, by Aetna. Pretax charges to operations for the incentive savings plan were $4.4 million, $5.4 million and $4.9 million in 1997, 1996 and 1995, respectively.

     Stock Plans - Aetna has a stock incentive plan that provides for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to certain key employees. Executive and middle management employees may be granted options to purchase common stock of Aetna at or above the market price on the date of grant. Options generally become 100% vested three years after the grant is made, with one-third of the options vesting each year. Aetna does not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives may be granted incentive units which are rights to receive common stock or an equivalent value in cash. The incentive units may vest within a range from 0% to 175% at the end of a four year period based on the attainment of performance goals. The costs to the Company associated with the Aetna stock plans for 1997, 1996 and 1995, were $2.9 million, $8.1 million and $6.3 million, respectively. As of December 31, 1996, Aetna transferred to the Company approximately $1.1 million of deferred tax benefits related to stock options. This amount is reported as an increase in retained earnings. In 1997, other changes in shareholder's equity include an additional increase of $2.3 million reflecting revisions to the allocation of the deferred tax benefit.

10.  Related Party Transactions

     The Company is compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, ranges, depending on the product, from 0.10% to 1.90% of their average daily net assets. The Company also receives fees from Aetna managed mutual funds for serving as investment adviser. Under the advisory agreements, these funds pay the Company a daily fee which, on an annual basis, ranges, depending on the fund, from 0.25% to 0.85% of their average daily net assets. The Company also receives fees (expressed as a percentage of the average daily net assets) from some of its funds for providing administration services, and from The Aetna Series Fund for providing shareholder services and promoting sales. The amount of compensation and fees received from the Separate Accounts and mutual funds, included in charges assessed against policyholders, amounted to $271.2 million, $186.8 million and $128.1 million in 1997, 1996 and 1995, respectively. The Company may waive advisory fees at its discretion.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     The Company acts as an investment adviser for its affiliated mutual funds. Since August 1996, Aeltus Investment Management, Inc. ("Aeltus"), a wholly owned subsidiary of HOLDCO and an affiliate of the Company, has been acting as Subadvisor for affiliated mutual funds and adviser for most of the General Account assets. Fees paid by the Company to Aeltus, included in both charges assessed against policyholders and net investment income, on an annual basis, range from 0.06% to 0.55% of the average daily net assets under management. For the years ended December 31, 1997 and 1996, the Company paid $45.5 million and $16.0 million in such fees.

     The Company may, from time to time, make reimbursements to an Aetna managed mutual fund for some or all of its operating expenses. Reimbursement arrangements may be terminated at any time without notice.

     Since 1981, all domestic individual non-participating life insurance of Aetna and its subsidiaries has been issued by the Company. Effective December 31, 1988, the Company entered into a reinsurance agreement with Aetna Life Insurance Company ("Aetna Life") in which substantially all of the non-participating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. A $6.1 million and a $108.0 million commission, paid by the Company to Aetna Life in 1996 and 1988, respectively, was capitalized as deferred policy acquisition costs. In consideration for the assumption of this business, a loan was established relating to the assets held by Aetna Life which support the insurance reserves. Effective January 1, 1997, this agreement has been amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance to a coinsurance arrangement. As a result of this change, reserves will be ceded to the Company from Aetna Life as investment rollover occurs and the loan previously established will be reduced. The Company maintained insurance reserves of $574.5 million ($397.2 million relating to the modified coinsurance agreement and $177.3 million relating to the coinsurance agreement) and $628.3 million as of December 31, 1997 and 1996, respectively, relating to the business assumed. The fair value of the loan relating to assets held by Aetna Life was $412.3 million and $625.3 million as of December 31, 1997 and 1996, respectively, and is based upon the fair value of the underlying assets. Premiums of $176.7 million, $25.3 million and $28.0 million and current and future benefits of $183.9 million, $39.5 million and $43.0 million were assumed in 1997, 1996 and 1995, respectively.

     Investment income of $37.5 million, $44.1 million and $46.5 million was generated from the reinsurance loan to affiliate in 1997, 1996 and 1995, respectively.

     On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company also is responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $32.5 million and $28.9 million were maintained for this contract as of December 31, 1997 and 1996, respectively.

     Effective February 1, 1992, the Company increased its retention limit per individual life to $2.0 million and entered into a reinsurance agreement with Aetna Life to reinsure amounts in excess of this

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

10.  Related Party Transactions (Continued)

     limit, up to a maximum of $8.0 million on any new individual life business, on a yearly renewable term basis. Premium amounts related to this agreement were $5.9 million, $5.2 million and $3.2 million for 1997, 1996 and 1995, respectively.

     Effective October 1, 1997, the Company entered into a reinsurance agreement with Aetna Life to assume amounts in excess of $0.2 million for certain of its participating life insurance, on a yearly renewable term basis. Premium amounts related to this agreement were $0.7 million in 1997.

     The Company received a capital contribution of $10.4 million in cash from HOLDCO in 1996. The Company received no capital contributions in 1997 or 1995.

     The Company paid $17.3 million and $3.5 million in cash dividends to HOLDCO in 1997 and 1996, respectively. In 1995, the Company dividended $2.9 million in the form of two of its subsidiaries, Systematized Benefits Administrators, Inc. and Aetna Investment Services, Inc., to Aetna Retirement Services, Inc. (the Company's former parent).

     Premiums due and other receivables include $37.0 million and $2.8 million due from affiliates in 1997 and 1996, respectively. Other liabilities include $1.2 million and $10.7 million due to affiliates for 1997 and 1996, respectively.

     As of December 31, 1997, Aetna transferred to the Company $2.5 million based on its decision not to settle state tax liabilities for the years 1996 and 1997. This amount has been reported as an other increase in retained earnings.

     Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges for these services based upon measures appropriate for the type and nature of service provided.

11.  Reinsurance

     The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverables deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

11.  Reinsurance (Continued)

     The following table includes premium amounts ceded/assumed to/from affiliated companies as discussed in Note 10 above.

                                                         Ceded to       Assumed
                                              Direct      Other       from Other       Net
                                              Amount    Companies      Companies     Amount
                                                         (millions)
                                              -------  -------------  -----------  ---------
                              1997
                              ----
           Premiums:
              Life Insurance                   $ 35.7      $15.1         $177.4      $198.0
              Accident and Health Insurance       5.6        5.6             --          --
              Annuities                          67.9         --            1.2        69.1
                                              -------  -------------  -----------  ---------
                  Total earned premiums        $109.2      $20.7         $178.6      $267.1
                                              =======  =============  ===========  =========

                              1996
                              ----
           Premiums:
              Life Insurance                   $ 34.6      $11.2          $25.3      $ 48.7
              Accident and Health Insurance       6.3        6.3             --          --
              Annuities                          84.3         --            0.6        84.9
                                              -------  -------------  -----------  ---------
                  Total earned premiums        $125.2      $17.5          $25.9      $133.6
                                              =======  =============  ===========  =========

                              1995
                              ----
           Premiums:
              Life Insurance                   $ 28.8      $ 8.6          $28.0       $ 48.2
              Accident and Health Insurance       7.5        7.5             --           --
              Annuities                         164.0         --            0.5        164.5
                                              -------  -------------  -----------  ---------
                  Total earned premiums        $200.3      $16.1          $28.5       $212.7
                                              =======  =============  ===========  =========

12.  Commitments and Contingent Liabilities

     Commitments

     Through the normal course of investment operations, the Company commits to either purchase or sell securities or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 1997, the Company had commitments to purchase investments of $38.7 million. The fair value of the investments at December 31, 1997 approximated $39.0 million.

             AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARY
                       (A wholly owned subsidiary of Aetna
                           Retirement Holdings, Inc.)

             Notes to Consolidated Financial Statements (Continued)

12.  Commitments and Contingent Liabilities (Continued)

     Litigation

     The Company is involved in numerous lawsuits arising, for the most part, in the ordinary course of its business operations. While the ultimate outcome of litigation against the Company cannot be determined at this time, after consideration of the defenses available to the Company and any related reserves established, it is not expected to result in liability for amounts material to the financial condition of the Company, although it may adversely affect results of operations in future periods.


13.  Segment Information (1)

     The Company's operations are reported through two major business segments:
     Financial Services and Individual Life Insurance. Summarized financial information for the Company's principal operations was as follows:

                                                1997         1996         1995
                                             ---------    ---------    ---------
                                                          (millions)
         Revenue:
           Financial Services                 $1,277.9     $1,195.1     $1,211.3
           Individual Life Insurance             620.4        445.7        407.9
                                             ---------    ---------    ---------
                Total revenue                 $1,898.3     $1,640.8     $1,619.2
                                             =========    =========    =========
         Income before income taxes: (2)
           Financial Services                   $188.2       $129.9       $160.1
           Individual Life Insurance             106.5         83.0        103.1
                                             ---------    ---------    ---------
                Total income before
                  income taxes                  $294.7       $212.9       $263.2
                                             =========    =========    =========
         Net income: (2)
           Financial Services                   $137.5        $94.3       $113.8
           Individual Life Insurance              67.8         55.9         62.1
                                             ---------    ---------    ---------
                Net income                      $205.3       $150.2       $175.9
                                             =========    =========    =========
         Assets under management: (3)
           Financial Services  (4)           $37,609.3    $27,268.1    $22,534.4
           Individual Life Insurance           3,096.1      2,830.5      2,590.9
                                             ---------    ---------    ---------
             Total assets under management    40,705.4    $30,098.6    $25,125.3
                                             =========    =========    =========

          (1) The 1996 results include severance and facilities charges of $30.7 million, after tax. Of this charge $21.5 million related to the Financial Services segment and $9.2 million related to the Individual Life Insurance segment.

          (2) Excludes any effect of the corporate facilities and severance charge recorded in 1996 which is not directly allocable to the Financial Services and Individual Life Insurance segments. (Refer to Note 7).

          (3) Excludes net unrealized capital gains (losses) of $551.5 million, $366.4 million and $797.1 million at December 31, 1997, 1996 and 1995, respectively.

          (4) The December 31, 1997 balance includes the transfer of $4,078.5 million of assets under management that were previously reported by an affiliate.

Form No. SAI.75998-98                                         ALIAC Ed. May 1998

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

     (a) Financial Statements:

         (1)      Included in Part A:

                  Condensed Financial Information

         (2)      Included in Part B:

                  Financial Statements of Variable Annuity Account B:

                  -   Statement of Assets and Liabilities as of December 31,
                      1997

                  - Statements of Operations and Changes in Net Assets for the years ended December 31, 1997 and 1996

                  -   Notes to Financial Statements

                  -   Independent Auditors' Report

                  Financial Statements of the Depositor:

                  -   Independent Auditors' Report

                  - Consolidated Statements of Income for the years ended December 31, 1997, 1996 and 1995

                  -   Consolidated Balance Sheets as of December 31, 1997 and
                      1996

                  - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1997, 1996 and 1995

                  - Consolidated Statements of Cash Flows for the years ended December 31, 1997, 1996 and 1995

                  -   Notes to Consolidated Financial Statements



     (b) Exhibits

         (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B(1)

         (2)      Not applicable

         (3.1)    Broker-Dealer Agreement(2)

         (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(2)

         (4.1)    Variable Annuity Contract (IA-CDA-IA)(3)

         (4.2)    Variable Annuity Contract (I-CDA-HD)(4)

         (5)      Variable Annuity Contract Application (713.00.1(C))(5)

         (6.1) Certification of Incorporation of Aetna Life Insurance and Annuity Company(6)

         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(4)

         (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(7)

         (7)      Not applicable

         (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(4)

         (8.2) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(8)

         (8.3) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(9)

         (8.4) Form of Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(10)

         (8.5) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,1996(4)

         (8.6) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(8)

         (8.7) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(11)

         (8.8) Form of Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(10)

         (8.9) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(12)

         (8.10) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(8)

         (8.11) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(13)

         (8.12) Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(13)

         (8.13) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(2)

         (9)      Opinion and Consent of Counsel

         (10)     Consent of Independent Auditors

         (11)     Not applicable

         (12)     Not applicable

         (13)     Schedule for Computation of Performance Data

         (14)     Not applicable

         (15.1)   Powers of Attorney(10)

         (15.2)   Authorizations for Signatures(2)



1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996 (Accession No. 0000950146-96-000563).

2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).

3. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on July 29, 1997 (Accession No. 0000950146-97-001101).

4. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).

5. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-75998), as filed electronically on August 21, 1997 (Accession No. 0000950146-97-001328).

6. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-97-000534).

7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).

8. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).

9. Incorporated by Reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 9, 1998 (Accession No. 0000950146-98-000179).

10. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on April 7, 1998 (Accession No. 0000950146-98-000564).

11. Incorporated by Reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed electronically on February 24, 1998 (Accession No. 0000950146-98-000267).

12. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).

13. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed electronically on December 31, 1997 (Accession No. 0000950146-97-001982).

Item 25.      Directors and Officers of the Depositor


Name and Principal
Business Address*       Positions and Offices with Depositor
-----------------       ------------------------------------

Thomas J. McInerney     Director and President

Shaun P. Mathews        Director and Senior Vice President

Catherine H. Smith      Director, Chief Financial Officer and Senior Vice
                        President

Deborah Koltenuk        Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven    Vice President and Chief Compliance Officer

Kirk P. Wickman         Vice President, General Counsel and Corporate Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on April 7, 1998 (Accession No. 0000950146-98-000564).

Item 27.      Number of Contract Owners

     As of February 28, 1998, there were 63,194 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28.      Indemnification

Reference is hereby made to Section 33-771(f) of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and Section 33-776(4) regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall indemnify their officers, directors, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, excise tax in the case of an employee benefit plan or reasonable expenses incurred with respect to a proceeding). In the case of a proceeding by or in the right of the corporation, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party. The corporation's obligation to provide such indemnification does not apply unless
(1) the individual
has met the standard of conduct set forth in Section 33-771; and (2) a determination is made (by majority vote of a quorum of the board of directors who were not parties to the proceeding, or if a quorum cannot be obtained, by a committee of the board selected as described in Section 33-775(b)(2); by special legal counsel selected by the board of directors or members thereof as described in Section 33-775(b)(3); by shareholders) that the individual met the standard set forth in Section 33-771; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified. Also, unless limited by its Certificate of Incorporation, a corporation must indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because of his relationship as director, officer, employee or agent of the corporation.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who is or was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29.      Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter and investment adviser for Portfolio Partners, Inc., Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940
         Act)). Effective May 1, 1998, Aetna will no longer be the investment adviser for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1997:

         (1)                  (2)                (3)             (4)            (5)
                        Net Underwriting    Compensation on
Name of                 Discounts and       Redemption or     Brokerage
Principal Underwriter   Commissions         Annuitization     Commissions   Compensation*
---------------------   -----------         -------------     -----------   -------------
Aetna Life Insurance
and Annuity Company                         $347,583                       $29,637,063

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30.      Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31.      Management Services

     Not applicable

Item 32.      Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (e) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75998) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 17th day of April, 1998.

                                       VARIABLE ANNUITY ACCOUNT B OF
                                       AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                        (Registrant)

                                By:    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                        (Depositor)

                                By:    Thomas J. McInerney*
                                       -----------------------------------------
                                       Thomas J. McInerney
                                       President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                 Title                                    Date
---------                 -----                                    ----

Thomas J. McInerney*      Director and President
------------------------  (principal executive officer)        )
Thomas J. McInerney                                            )
                                                               )
                                                               )
Shaun P. Mathews*         Director                             )    April
------------------------                                       )
Shaun P. Mathews                                               )    17, 1998
                                                               )
Catherine H. Smith*       Director and                         )
------------------------  Chief Financial Officer              )
Catherine H. Smith                                             )
                                                               )
                                                               )
Deborah Koltenuk*         Vice President and Treasurer,        )
------------------------  Corporate Controller                 )
Deborah Koltenuk                                               )
                                                               )



By: /s/ Julie E. Rockmore
    ---------------------
    Julie E. Rockmore
    *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  EXHIBIT INDEX
Exhibit
   No.    Exhibit                                                        Page
--------  -------                                                        ----
99-B.1    Resolution of the Board of Directors of Aetna Life Insurance     *
          and Annuity Company establishing Variable Annuity Account B

99-B.3.1  Broker-Dealer Agreement                                          *

99-B.3.2  Alternative Form of Wholesaling Agreement and Related            *
          Selling Agreement

99-B.4.1  Variable Annuity Contract (IA-CDA-IA)                            *

99-B.4.2  Variable Annuity Contract (I-CDA-HD)                             *

99-B.5    Variable Annuity Contract Application (713.00.1(C))              *

99-B.6.1  Certification of Incorporation of Aetna Life Insurance and       *
          Annuity Company

99-B.6.2  Amendment of Certificate of Incorporation of Aetna Life          *
          Insurance and Annuity Company

99-B.6.3  By-Laws as amended September 17, 1997 of Aetna Life              *
          Insurance and Annuity Company

99-B.8.1  Fund Participation Agreement between Aetna Life Insurance        *
          and Annuity Company, Variable Insurance Products Fund and
          Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.2  Fifth Amendment dated as of May 1, 1997 to the Fund              *
          Participation Agreement between Aetna Life Insurance and
          Annuity Company, Variable Insurance Products Fund and
          Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996

*Incorporated by reference

Exhibit
   No.    Exhibit                                                        Page
--------  -------                                                        ----

99-B.8.3  Sixth Amendment dated November 6, 1997 to the Fund               *
          Participation Agreement between Aetna Life Insurance and
          Annuity Company, Variable Insurance Products Fund and
          Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997

99-B.8.4  Form of Seventh Amendment dated as of May 1, 1998 to the         *
          Fund Participation Agreement between Aetna Life Insurance
          and Annuity Company, Variable Insurance Products Fund and
          Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6,
          1997

99-B.8.5  Fund Participation Agreement between Aetna Life Insurance        *
          and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,1996

99-B.8.6  Fifth Amendment dated as of May 1, 1997 to the Fund              *
          Participation Agreement between Aetna Life Insurance and
          Annuity Company, Variable Insurance Products Fund II and
          Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996

99-B.8.7  Sixth Amendment dated as of January 20, 1998 to the Fund         *
          Participation Agreement between Aetna Life Insurance and
          Annuity Company, Variable Insurance Products Fund II and
          Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997

99-B.8.8  Form of Seventh Amendment dated as of May 1, 1998 to the         *
          Fund Participation Agreement between Aetna Life Insurance
          and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20,
          1998

Exhibit
   No.    Exhibit                                                        Page
--------  -------                                                        ----

99-B.8.9  Service Agreement between Aetna Life Insurance and Annuity       *
          Company and Fidelity Investments Institutional Operations
          Company dated as of November 1, 1995

99-B.8.10 Amendment dated January 1, 1997 to Service Agreement between     *
          Aetna Life Insurance and Annuity Company and Fidelity
          Investments Institutional Operations Company dated as of
          November 1, 1995

99-B.8.11 Fund Participation Agreement among Janus Aspen Series and        *
          Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997

99-B.8.12 Service Agreement between Janus Capital Corporation and          *
          Aetna Life Insurance and Annuity Company dated December 8,
          1997

99-B.8.13 Fund Participation Agreement between Aetna Life Insurance        *
          and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991

99-B.9    Opinion and Consent of Counsel                                 -------

99-B.10   Consent of Independent Auditors                                -------

99-B.13   Schedule for Computation of Performance Data                   -------

99-B.15.1 Powers of Attorney                                               *

99-B.15.2 Authorizations for Signatures                                    *

*Incorporated by reference